UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07732

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2022

Date of reporting period: September 30, 2021

ITEM 1. REPORTS TO STOCKHOLDERS.

SEP    09.30.21

SEMI-ANNUAL REPORT

ALLIANCEBERNSTEIN

GLOBAL HIGH INCOME FUND

(NYSE: AWF)

As of January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, the Fund’s annual and semi-annual shareholder reports are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call Computershare at (800) 219 4218. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Closed-end Funds you hold.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-PORT may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We’re pleased to provide this report for the AllianceBernstein Global High Income Fund, Inc. (the “Fund”). Please review the discussion of Fund performance, the market conditions during the reporting period and the Fund’s investment strategy.

At AB, we’re striving to help our clients achieve better outcomes by:

+	Fostering diverse perspectives that give us a distinctive approach to navigating global capital markets

+	Applying differentiated investment insights through a connected global research network

+	Embracing innovation to design better ways to invest and leading-edge mutual-fund solutions

Whether you’re an individual investor or a multibillion-dollar institution, we’re putting our knowledge and experience to work for you every day.

For more information about AB’s comprehensive range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in AB mutual funds—and for placing your trust in our firm.

Sincerely,

Onur Erzan

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 1

SEMI-ANNUAL REPORT

November 9, 2021

This report provides management’s discussion of fund performance for the AllianceBernstein Global High Income Fund, Inc. for the semi-annual reporting period ended September 30, 2021. The Fund is a closed-end fund and its shares of common stock trade on the New York Stock Exchange.

The Fund seeks high current income and, secondarily, capital appreciation.

RETURNS AS OF SEPTEMBER 30, 2021 (unaudited)

	6 Months	12 Months

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND (NAV)	4.88%	14.07%

Primary Benchmark: Bloomberg Global High Yield Index (USD hedged)	3.08%	9.87%

Blended Benchmark: 33% JPM GBI-EM / 33% JPM EMBI Global / 33% Bloomberg US Corporate HY 2% Issuer Capped Index	3.25%	7.19%

Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

The Fund’s market price per share on September 30, 2021, was $12.27. The Fund’s NAV per share on September 30, 2021, was $12.98. For additional financial highlights, please see pages 118-119.

INVESTMENT RESULTS

The table above shows the Fund’s performance compared with its primary benchmark, the Bloomberg Global High Yield Index (USD hedged), as well as its blended benchmark for the six- and 12-month periods ended September 30, 2021. The blended benchmark is composed of equal weightings of the JPMorgan Government Bond Index-Emerging Markets (“JPM GBI-EM”) (local currency-denominated), the JPMorgan Emerging Markets Bond Index Global (“JPM EMBI Global”) and the Bloomberg US Corporate High Yield (“HY”) 2% Issuer Capped Index.

During the six-month period, the Fund outperformed its primary and blended benchmarks. Sector allocation was the main contributor, relative to the benchmark, mostly from the utilization of credit default swaps and an underweight to emerging-market corporate bonds that exceeded losses from exposures to US Treasuries and commercial-mortgage backed securities (“CMBS”). Security selection among US high-yield bonds, emerging-market corporate bonds, investment-grade corporate bonds and CMBS also contributed. Yield-curve position along the five- to 20-year parts of the yield curve in the US also added to returns. An underweight to the eurozone contributed at the country level. Currency

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decisions were a minor contributor due to a long position in the Russian ruble. There were no other noteworthy detractors in the period.

During the 12-month period, the Fund outperformed its primary and blended benchmarks. Security selection among high-yield corporate bonds, investment-grade corporate bonds, emerging-market corporate bonds and CMBS contributed most. Sector allocation also contributed, primarily from credit default swaps in the eurozone and US, as well as an underweight to emerging-market corporate bonds, while sector allocations to CMBS, agency risk-sharing transactions and investment-grade corporate bonds detracted. Yield-curve positioning detracted, mostly from positioning on the five- to 10-year parts of the US yield curve. Country allocation also detracted, as losses from emerging-market country allocations to Brazil, Colombia, Russia and Turkey were greater than a gain from an underweight in the eurozone. Currency decisions did not have a material impact on performance during the period.

During both periods, the Fund utilized interest rate swaps, futures and interest rate swaptions to manage and hedge duration risk and/or to take active yield-curve positioning. Currency forwards and currency options, both written and purchased, were used to hedge foreign currency exposure and to take active currency risk. Credit default swaps were used to hedge credit risk and as a tool to effectively gain exposure to specific sectors. Total return swaps were used to take active credit risk. The utilization of leverage on behalf of the Fund contributed positively relative to the benchmark for both time periods. As the benchmark generated positive returns in excess of borrowing rates over both periods, the utilization of leverage contributed positively to the Fund’s absolute returns as well.

MARKET REVIEW AND INVESTMENT STRATEGY

Developed-market fixed-income market returns were mostly positive during the six-month period ended September 30, 2021. Longer-term government bond yields fell during most of the period in all regions except Europe on growth concerns from the coronavirus delta variant, until August when inflation reports and central bank tapering comments started to send yields higher. Low interest rates set the stage for the continued outperformance of risk assets, led by emerging-market high-yield sovereign bonds. Developed- and emerging-market high-yield and investment-grade corporate bonds also posted strong returns. Corporate bond returns were higher in the US than in Europe, mostly because of the divergence in government yields. Emerging-market local-currency bonds had positive performance but trailed developed-market treasuries as the US dollar rose against the majority of emerging-market currencies and all major developed-market currencies except the Swiss franc. Securitized assets advanced but trailed US Treasuries. Commodity prices continued their ascent, led by the continued recovery in Brent crude oil prices.

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The Fund’s Investment Management Team (the “Team”) seeks to generate high current income and, secondarily, capital appreciation. The Fund is a globally diversified portfolio that takes full advantage of the Team’s best research ideas by pursuing high-income opportunities across all fixed-income sectors. The Fund invests primarily (and without limit) in corporate debt securities from US and non-US issuers, as well as government bonds from both developing and developed countries, including the US. Under normal market conditions, the Fund invests substantially in lower rated bonds, but may also invest in investment-grade and unrated debt securities.

INVESTMENT POLICIES

The Fund invests without limit in securities denominated in non-US currencies as well as those denominated in the US dollar. The Fund may also invest, without limit, in sovereign debt securities issued by emerging and developed nations and in debt securities of US and non-US corporate issuers. For more information regarding the Fund’s risks, please see “Disclosures and Risks” on pages 5-7 and “Note E—Risks Involved in Investing in the Fund” of the Notes to Financial Statements on pages 111-115.

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DISCLOSURES AND RISKS

AllianceBernstein Global High Income Fund

Shareholder Information

Weekly comparative net asset value (“NAV”) and market price information about the Fund is published each Saturday in Barron’s and in other newspapers in a table called “Closed-End Funds.” Daily NAV and market price information, and additional information regarding the Fund, is available at www.abfunds.com and www.nyse.com. For additional shareholder information regarding this Fund, please see pages 120-121.

Benchmark Disclosure

All indices are unmanaged and do not reflect fees and expenses associated with the active management of a fund portfolio. The Bloomberg Global High Yield Index (USD hedged) represents non-investment grade fixed-income securities of companies in the US, and developed and emerging markets, hedged to the US dollar. The JPM® GBI-EM represents the performance of local currency government bonds issued by emerging markets. The JPM EMBI Global (market-capitalization weighted) represents the performance of US dollar-denominated Brady bonds, Eurobonds and trade loans issued by sovereign and quasi-sovereign entities. The Bloomberg US Corporate HY 2% Issuer Capped Index is the 2% Issuer Capped component of the US Corporate High Yield Index, which represents the performance of fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million and at least one year to maturity. An investor cannot invest directly in an index, and its results are not indicative of the performance of any specific investment, including the Fund.

A Word About Risk

Market Risk: The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Global economies and financial markets are increasingly interconnected, which increases the probabilities that conditions in one country or region might adversely impact issuers in a different country or region. Conditions affecting the general economy, including political, social, or economic instability at the local, regional, or global level may also affect the market value of a security. Health crises, such as pandemic and epidemic diseases, as well as other incidents that interrupt the expected course of events, such as natural disasters, including fires, earthquakes and flooding, war or civil disturbance, acts of terrorism, power outages and other unforeseeable and external events, and the public response to or fear of such diseases or events, have had, and may in the future have, an adverse effect on the Fund’s investments and net asset value and can lead to increased market volatility. For example, the diseases

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 5

DISCLOSURES AND RISKS (continued)

or events themselves or any preventative or protective actions that governments may take in respect of such diseases or events may result in periods of business disruption, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the Fund’s portfolio companies. The occurrence and pendency of such diseases or events could adversely affect the economies and financial markets either in specific countries or worldwide.

Interest-Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. The current historically low interest rate environment heightens the risks associated with rising interest rates.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment-Grade Securities Risk: Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments and negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging-Market Risk: Investments in emerging-market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

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DISCLOSURES AND RISKS (continued)

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Leverage Risk: As a result of the Fund’s use of leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments.

Derivatives Risk: Investments in derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

Mortgage-Related and/or Other Asset-Backed Securities Risk: The Fund may invest in mortgage-backed and/or other asset-backed securities, including securities backed by mortgages and assets with an international or emerging-markets origination and securities backed by non-performing loans at the time of investment. Investments in mortgage-related and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that, in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by nongovernmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. All fees and expenses related to the operation of the Fund have been deducted. Performance assumes reinvestment of distributions and does not account for taxes.

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 7

PORTFOLIO SUMMARY

September 30, 2021 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $1,119.6

1

All data are as of September 30, 2021. The Fund’s security type breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” security type weightings represent 0.5% or less in the following: Governments–Sovereign Bonds, Inflation-Linked Securities, Preferred Stocks, Rights and Warrants.

2

All data are as of September 30, 2021. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.7% or less in the following: Angola, Australia, Bahrain, Belgium, Bermuda, Cayman Islands, Chile, China, Colombia, Czech Republic, Denmark, Dominican Republic, Ecuador, Egypt, El Salvador, Finland, Gabon, Ghana, Guatemala, Hong Kong, India, Indonesia, Ireland, Israel, Italy, Ivory Coast, Jamaica, Japan, Jersey (Channel Islands), Kuwait, Macau, Morocco, Netherlands, Norway, Oman, Panama, Peru, Senegal, South Africa, Sweden, Trinidad & Tobago, Turkey, Venezuela and Zambia.

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PORTFOLIO OF INVESTMENTS

September 30, 2021 (unaudited)

		Principal Amount (000)	U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 54.2%
Industrial – 46.2%
Basic – 3.2%
Advanced Drainage Systems, Inc. 5.00%, 09/30/2027(a)	U.S.$	140	$146,050
Ahlstrom-Munksjo Holding 3 Oy 3.625%, 02/04/2028(a)	EUR	178	209,785
Alcoa Nederland Holding BV 4.125%, 03/31/2029(a)	U.S.$	229	239,705
5.50%, 12/15/2027(a)		200	214,513
6.125%, 05/15/2028(a)		289	314,446
Arconic Corp. 6.125%, 02/15/2028(a)		220	233,159
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 06/15/2027(a)		350	362,688
Berry Global, Inc. 5.625%, 07/15/2027(a)		104	109,746
Big River Steel LLC/BRS Finance Corp. 6.625%, 01/31/2029(a)		1,122	1,215,956
Chemours Co. (The) 5.75%, 11/15/2028(a)		219	229,764
Cleveland-Cliffs, Inc. 4.625%, 03/01/2029(a)		297	303,214
4.875%, 03/01/2031(a)		199	205,481
5.875%, 06/01/2027		222	230,316
6.75%, 03/15/2026(a)		107	114,065
9.875%, 10/17/2025(a)		773	886,969
Constellium SE 5.625%, 06/15/2028(a)		250	262,132
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 02/01/2026		751	774,734
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%, 06/15/2028(a)		360	377,571
Diamond BC BV 4.625%, 10/01/2029(a)		316	321,296
Element Solutions, Inc. 3.875%, 09/01/2028(a)		993	1,008,850
ERP Iron Ore, LLC 9.039%, 12/31/2019(b)(c)(d)(e)(f)		240	204,246
FMG Resources (August 2006) Pty Ltd. 4.375%, 04/01/2031(a)		2,029	2,101,071
4.50%, 09/15/2027(a)		1,034	1,093,282
5.125%, 05/15/2024(a)		92	98,393
Freeport-McMoRan, Inc. 3.875%, 03/15/2023		215	221,730
4.125%, 03/01/2028		46	47,613

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 9

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

4.375%, 08/01/2028	U.S.$	223	$233,043
4.625%, 08/01/2030		203	219,071
5.00%, 09/01/2027		93	97,107
5.25%, 09/01/2029		42	45,655
5.45%, 03/15/2043		719	884,748
Graham Packaging Co., Inc. 7.125%, 08/15/2028(a)		297	312,174
Grinding Media, Inc./Moly-Cop AltaSteel Ltd. 7.375%, 12/15/2023(a)		1,290	1,315,081
Hecla Mining Co. 7.25%, 02/15/2028		1,328	1,430,095
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 07/01/2028(a)		852	938,549
INEOS Quattro Finance 1 PLC 3.75%, 07/15/2026(a)	EUR	101	120,234
INEOS Quattro Finance 2 PLC 3.375%, 01/15/2026(a)	U.S.$	226	228,239
INEOS Styrolution Group GmbH 2.25%, 01/16/2027(a)	EUR	1,008	1,155,095
Ingevity Corp. 3.875%, 11/01/2028(a)	U.S.$	995	992,306
Intelligent Packaging Holdco Issuer LP 9.00% (9.00% Cash or 9.75% PIK), 01/15/2026(a)(f)		611	639,023
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC 6.00%, 09/15/2028(a)		1,444	1,513,400
Joseph T Ryerson & Son, Inc. 8.50%, 08/01/2028(a)		413	459,055
Kleopatra Finco SARL 4.25%, 03/01/2026(a)	EUR	1,061	1,203,298
Kraton Polymers LLC/Kraton Polymers Capital Corp. 5.25%, 05/15/2026(a)		846	1,008,553
LABL Escrow Issuer LLC 6.75%, 07/15/2026(a)	U.S.$	209	219,450
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018(b)(c)(d)(e)(g)		2,857	– 0	–
Mercer International, Inc. 5.125%, 02/01/2029		1,033	1,053,356
Natural Resource Partners LP/NRP Finance Corp. 9.125%, 06/30/2025(a)		80	80,960
Novelis Corp. 4.75%, 01/30/2030(a)		210	220,898
Olin Corp. 5.625%, 08/01/2029		480	524,892

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group Issuer LLC/Reynolds Gro 4.00%, 10/15/2027(a)	U.S.$	1,887	$1,870,545
Pactiv Evergreen Group Issuer LLC/activ Evergreen Group Issuer, Inc. 4.375%, 10/15/2028(a)		238	238,737
Peabody Energy Corp. 8.50% (6.00% Cash and 2.50% PIK), 12/31/2024(a)(f)		191	168,611
PIC AU Holdings LLC/PIC AU Holdings Corp. 10.00%, 12/31/2024(a)		213	215,002
Rain CII Carbon LLC/CII Carbon Corp. 7.25%, 04/01/2025(a)		228	233,993
Roller Bearing Co. of America, Inc. 4.375%, 10/15/2029(a)		211	216,244
SpA Holdings 3 Oy 4.875%, 02/04/2028(a)		972	980,971
SPCM SA 3.125%, 03/15/2027(a)		655	655,208
3.375%, 03/15/2030(a)		951	950,527
TPC Group, Inc. 10.50%, 08/01/2024(a)		223	206,275
Unifrax Escrow Issuer Corp. 5.25%, 09/30/2028(a)		159	161,029
7.50%, 09/30/2029(a)		246	252,223
United States Steel Corp. 6.25%, 03/15/2026		250	257,709
6.65%, 06/01/2037		37	39,591
Valvoline, Inc. 4.25%, 02/15/2030(a)		1,707	1,768,970
WR Grace Holdings LLC 4.875%, 06/15/2027(a)		413	424,887
5.625%, 10/01/2024-08/15/2029(a)		1,065	1,122,278

			36,183,857

Capital Goods – 2.7%
ARD Finance SA 5.00% (5.00% Cash or 5.75% PIK), 06/30/2027(a)(f)	EUR	939	1,129,203
6.50% (6.50% Cash or 7.25% PIK), 06/30/2027(a)(f)	U.S.$	1,039	1,101,329
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 3.25%, 09/01/2028(a)		1,107	1,107,000
4.00%, 09/01/2029(a)		985	996,081
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 5.25%, 04/30/2025(a)		212	221,387

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Ball Corp. 2.875%, 08/15/2030	U.S.$	225	$218,601
4.00%, 11/15/2023		226	238,355
Bombardier, Inc. 7.50%, 12/01/2024-03/15/2025(a)		2,404	2,461,404
7.875%, 04/15/2027(a)		386	400,214
Clean Harbors, Inc. 4.875%, 07/15/2027(a)		25	25,988
Cleaver-Brooks, Inc. 7.875%, 03/01/2023(a)		633	624,985
Colfax Corp. 6.375%, 02/15/2026(a)		157	164,792
Cornerstone Building Brands, Inc. 6.125%, 01/15/2029(a)		211	224,295
Energizer Holdings, Inc. 4.375%, 03/31/2029(a)		164	162,803
4.75%, 06/15/2028(a)		348	354,250
EnerSys 4.375%, 12/15/2027(a)		935	986,916
F-Brasile SpA/F-Brasile US LLC Series XR 7.375%, 08/15/2026(a)		957	984,322
FXI Holdings, Inc. 12.25%, 11/15/2026(a)		146	165,359
Gates Global LLC/Gates Corp. 6.25%, 01/15/2026 (a)		1,205	1,250,187
GFL Environmental, Inc. 4.75%, 06/15/2029(a)		1,200	1,233,379
Granite US Holdings Corp. 11.00%, 10/01/2027(a)		507	556,435
Griffon Corp. 5.75%, 03/01/2028		1,487	1,570,406
JELD-WEN, Inc. 4.625%, 12/15/2025(a)		128	129,933
LSB Industries, Inc. 6.25%, 10/15/2028(a)		456	461,262
Madison IAQ LLC 5.875%, 06/30/2029(a)		1,095	1,107,145
Mauser Packaging Solutions Holding Co. 5.50%, 04/15/2024(a)		224	225,819
Moog, Inc. 4.25%, 12/15/2027(a)		373	385,430
Mueller Water Products, Inc. 4.00%, 06/15/2029(a)		491	508,034
Renk AG/Frankfurt am Main 5.75%, 07/15/2025(a)	EUR	1,560	1,881,335
Rolls-Royce PLC 3.625%, 10/14/2025(a)	U.S.$	223	226,525

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Stevens Holding Co., Inc. 6.125%, 10/01/2026(a)	U.S.$	141	$152,257
Summit Materials LLC/Summit Materials Finance Corp. 5.25%, 01/15/2029(a)		367	386,175
Tervita Corp. 11.00%, 12/01/2025(a)		1,326	1,501,490
Titan Holdings II BV 5.125%, 07/15/2029(a)	EUR	649	764,364
TK Vertical US Newco, Inc. 5.25%, 07/15/2027(a)	U.S.$	306	321,466
TransDigm, Inc. 4.625%, 01/15/2029		474	472,815
4.875%, 05/01/2029		1,954	1,957,004
6.25%, 03/15/2026(a)		556	581,426
8.00%, 12/15/2025(a)		217	231,117
Triumph Group, Inc. 6.25%, 09/15/2024(a)		392	392,318
7.75%, 08/15/2025		428	422,875
8.875%, 06/01/2024(a)		600	659,779
Trivium Packaging Finance BV 3.75%, 08/15/2026(a)	EUR	100	118,557
5.50%, 08/15/2026(a)	U.S.$	227	238,083
Vertical Holdco GmbH 7.625%, 07/15/2028(a)		465	496,386
Wesco Distribution, Inc. 7.125%, 06/15/2025(a)		188	200,786
7.25%, 06/15/2028(a)		518	573,732

			30,573,804

Communications - Media – 5.8%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028(a)		1,332	1,387,666
Allen Media LLC/Allen Media Co-Issuer, Inc. 10.50%, 02/15/2028(a)		42	43,110
Altice Financing SA 5.75%, 08/15/2029(a)		5,665	5,573,861
AMC Networks, Inc. 4.25%, 02/15/2029		1,665	1,657,031
4.75%, 08/01/2025		218	223,607
5.00%, 04/01/2024		88	89,320
Arches Buyer, Inc. 6.125%, 12/01/2028(a)		516	525,846
Banijay Entertainment SASU 3.50%, 03/01/2025(a)	EUR	210	246,034
5.375%, 03/01/2025(a)	U.S.$	2,124	2,191,686
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(a)		236	234,496

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 13

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

4.50%, 08/15/2030-06/01/2033(a)	U.S.$	7,629	$7,829,634
4.75%, 03/01/2030(a)		211	220,570
5.00%, 02/01/2028(a)		212	221,300
5.125%, 05/01/2027(a)		551	573,802
5.375%, 06/01/2029(a)		206	222,591
Clear Channel Worldwide Holdings, Inc. 5.125%, 08/15/2027(a)		908	939,357
CSC Holdings LLC 3.375%, 02/15/2031(a)		231	214,707
4.125%, 12/01/2030(a)		217	212,703
4.50%, 11/15/2031(a)		981	969,392
5.00%, 11/15/2031(a)		588	564,000
5.375%, 02/01/2028(a)		1,278	1,335,185
5.75%, 01/15/2030(a)		393	399,594
7.50%, 04/01/2028(a)		941	1,017,533
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375%, 08/15/2026(a)		354	234,515
DISH DBS Corp. 5.00%, 03/15/2023		240	248,906
5.125%, 06/01/2029		2,162	2,121,023
5.875%, 11/15/2024		2,398	2,577,838
7.375%, 07/01/2028		165	174,990
7.75%, 07/01/2026		203	229,375
Gray Television, Inc. 4.75%, 10/15/2030(a)		163	160,264
7.00%, 05/15/2027(a)		204	218,679
iHeartCommunications, Inc. 4.75%, 01/15/2028(a)		60	61,809
5.25%, 08/15/2027(a)		285	296,394
6.375%, 05/01/2026		207	218,365
8.375%, 05/01/2027		202	215,689
Lamar Media Corp. 4.875%, 01/15/2029		147	156,004
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027(a)		2,489	2,649,574
Liberty Interactive LLC 3.75%, 02/15/2030(h)		873	674,358
Mav Acquisition Corp. 5.75%, 08/01/2028(a)		1,123	1,103,347
8.00%, 08/01/2029(a)		986	941,906
Meredith Corp. 6.875%, 02/01/2026		2,149	2,223,038
National CineMedia LLC 5.875%, 04/15/2028(a)		623	572,830
Netflix, Inc. 4.875%, 04/15/2028		247	284,304
Nexstar Broadcasting, Inc. 4.75%, 11/01/2028(a)		172	178,407

14 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Outfront Media Capital LLC/Outfront Media Capital Corp. 4.25%, 01/15/2029(a)	U.S.$	137	$135,757
4.625%, 03/15/2030(a)		746	748,050
Scripps Escrow II, Inc. 5.375%, 01/15/2031(a)		501	492,569
Scripps Escrow, Inc. 5.875%, 07/15/2027(a)		871	892,747
Sinclair Television Group, Inc. 4.125%, 12/01/2030(a)		1,446	1,417,369
5.50%, 03/01/2030(a)		926	918,226
Sirius XM Radio, Inc. 4.00%, 07/15/2028(a)		6,510	6,625,327
4.125%, 07/01/2030(a)		56	56,291
5.50%, 07/01/2029(a)		204	221,115
Summer BC Holdco B SARL 5.75%, 10/31/2026(a)	EUR	1,395	1,692,925
TEGNA, Inc. 4.625%, 03/15/2028	U.S.$	136	139,072
4.75%, 03/15/2026(a)		346	361,570
5.00%, 09/15/2029		830	854,674
5.50%, 09/15/2024(a)		68	68,766
Telenet Finance Luxembourg Notes SARL 5.50%, 03/01/2028(a)		200	210,269
Terrier Media Buyer, Inc. 8.875%, 12/15/2027(a)		158	167,301
Univision Communications, Inc. 4.50%, 05/01/2029(a)		623	634,392
6.625%, 06/01/2027(a)		1,593	1,727,730
9.50%, 05/01/2025(a)		309	335,311
UPC Holding BV 5.50%, 01/15/2028(a)		223	233,997
Urban One, Inc. 7.375%, 02/01/2028(a)		2,436	2,612,918
Virgin Media Secured Finance PLC 4.50%, 08/15/2030(a)		992	1,007,174
Ziggo Bond Co. BV 5.125%, 02/28/2030(a)		299	306,535
6.00%, 01/15/2027(a)		224	232,383
Ziggo BV 5.50%, 01/15/2027(a)		224	231,501

			64,758,609

Communications - Telecommunications – 3.0%
Altice France SA/France 5.125%, 07/15/2029(a)		6,254	6,134,523
5.50%, 10/15/2029(a)		231	230,472
8.125%, 02/01/2027(a)		465	500,878

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 15

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Connect Finco SARL/Connect US Finco LLC 6.75%, 10/01/2026(a)	U.S.$	1,754	$1,837,315
Consolidated Communications, Inc. 5.00%, 10/01/2028(a)		795	820,512
6.50%, 10/01/2028(a)		1,916	2,088,698
DKT Finance ApS 7.00%, 06/17/2023(a)	EUR	506	597,889
9.375%, 06/17/2023(a)	U.S.$	895	912,397
Embarq Corp. 7.995%, 06/01/2036		3,475	3,726,797
Frontier Communications Holdings LLC 5.875%, 10/15/2027(a)		225	239,068
5.875%, 11/01/2029		235	238,734
6.75%, 05/01/2029(a)		478	503,722
Hughes Satellite Systems Corp. 6.625%, 08/01/2026		730	830,517
Intelsat Jackson Holdings SA 5.50%, 08/01/2023(c)(i)		1,675	931,053
Level 3 Financing, Inc. 5.25%, 03/15/2026		164	169,207
Ligado Networks LLC 15.50%, 11/01/2023(a)(f)		233	226,373
Lumen Technologies, Inc. 4.50%, 01/15/2029(a)		1,007	976,149
5.125%, 12/15/2026(a)		214	221,895
5.375%, 06/15/2029(a)		169	171,894
Series P 7.60%, 09/15/2039		73	82,154
Series T 5.80%, 03/15/2022		78	79,475
Sprint Capital Corp. 8.75%, 03/15/2032		83	124,063
Switch Ltd. 4.125%, 06/15/2029(a)		1,180	1,213,686
Telecom Italia Capital SA 6.00%, 09/30/2034		138	155,271
6.375%, 11/15/2033		42	48,841
7.20%, 07/18/2036		451	552,794
7.721%, 06/04/2038		1,664	2,133,293
Telesat Canada/Telesat LLC 5.625%, 12/06/2026(a)		124	119,570
6.50%, 10/15/2027(a)		132	114,448
Vmed O2 UK Financing I PLC 4.25%, 01/31/2031(a)		530	530,065
4.75%, 07/15/2031(a)		4,101	4,192,228
Vodafone Group PLC 5.125%, 06/04/2081		154	158,991

16 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Windstream Escrow LLC/Windstream Escrow Finance Corp. 7.75%, 08/15/2028(a)	U.S.$	223	$232,760
Zayo Group Holdings, Inc. 6.125%, 03/01/2028(a)		2,472	2,506,053

			33,601,785

Consumer Cyclical - Automotive – 2.9%
Adient Global Holdings Ltd. 4.875%, 08/15/2026(a)		200	204,980
Adient US LLC 9.00%, 04/15/2025(a)		975	1,057,129
Allison Transmission, Inc. 3.75%, 01/30/2031(a)		221	215,107
5.875%, 06/01/2029(a)		489	531,996
Aston Martin Capital Holdings Ltd. 10.50%, 11/30/2025(a)		1,095	1,218,321
15.00% (8.89% Cash and 6.11% PIK), 11/30/2026(a)(f)		1,905	2,197,344
Clarios Global LP/Clarios US Finance Co. 4.375%, 05/15/2026(a)	EUR	210	251,767
6.25%, 05/15/2026(a)	U.S.$	188	197,610
Dana Financing Luxembourg SARL 5.75%, 04/15/2025(a)		109	112,366
Dana, Inc. 4.25%, 09/01/2030		760	780,828
5.375%, 11/15/2027		109	114,952
5.625%, 06/15/2028		182	195,993
Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028(a)		1,116	1,169,193
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024(c)(d)(e)(g)		2,940	– 0	–
(First Lien) 11.00%, 10/31/2024(c)(d)(e)(g)		1,207	– 0	–
Ford Motor Co. 5.291%, 12/08/2046		212	236,275
8.50%, 04/21/2023		1,877	2,063,210
9.00%, 04/22/2025		688	827,503
9.625%, 04/22/2030		49	69,493
Ford Motor Credit Co. LLC 2.70%, 08/10/2026		793	794,536
3.35%, 11/01/2022		221	224,870
3.37%, 11/17/2023		220	225,129
3.81%, 01/09/2024		200	206,334
4.14%, 02/15/2023		217	223,061
4.271%, 01/09/2027		215	228,751
5.584%, 03/18/2024		207	222,523

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 17

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Goodyear Tire & Rubber Co. (The)
5.00%, 07/15/2029(a)	U.S.$	765	$812,508
5.25%, 04/30/2031		60	64,490
5.25%, 07/15/2031(a)		830	887,813
IHO Verwaltungs GmbH
3.625% (3.625% Cash or 4.375% PIK), 05/15/2025(a) (f)	EUR	284	334,381
3.875% (3.875% Cash or 4.625% PIK), 05/15/2027(a) (f)		338	401,826
4.75% (4.75% Cash or 5.50% PIK), 09/15/2026(a) (f)	U.S.$	200	204,955
Jaguar Land Rover Automotive PLC
4.50%, 10/01/2027(a)		239	231,695
5.50%, 07/15/2029(a)		1,206	1,174,536
5.875%, 11/15/2024(a)	EUR	269	332,284
5.875%, 01/15/2028(a)	U.S.$	1,495	1,507,944
7.75%, 10/15/2025(a)		1,207	1,307,799
Mclaren Finance PLC 7.50%, 08/01/2026(a)		1,973	1,994,861
Meritor, Inc.
4.50%, 12/15/2028(a)		1,539	1,543,837
6.25%, 06/01/2025(a)		409	430,289
PM General Purchaser LLC 9.50%, 10/01/2028(a)		1,250	1,319,093
Real Hero Merger Sub 2, Inc. 6.25%, 02/01/2029(a)		480	497,912
Tenneco, Inc.
5.00%, 07/15/2026		1,709	1,685,725
7.875%, 01/15/2029(a)		948	1,058,734
Titan International, Inc. 7.00%, 04/30/2028(a)		1,465	1,541,180
ZF Europe Finance BV 2.00%, 02/23/2026(a)	EUR	200	233,736
ZF North America Capital, Inc. 4.75%, 04/29/2025(a)	U.S.$	721	778,976

			31,913,845

Consumer Cyclical - Entertainment – 2.5%
Boyne USA, Inc. 4.75%, 05/15/2029(a)		440	454,378
Carnival Corp.
4.00%, 08/01/2028(a)		986	995,860
5.75%, 03/01/2027(a)		1,013	1,047,189
9.875%, 08/01/2027(a)		640	737,031
10.125%, 02/01/2026(a)	EUR	621	825,865
11.50%, 04/01/2023(a)	U.S.$	1,470	1,641,168
Carnival PLC 1.00%, 10/28/2029	EUR	202	181,952

18 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.50%, 05/01/2025(a)	U.S.$	2,191	$2,285,462
Cinemark USA, Inc. 5.25%, 07/15/2028(a)		492	484,508
Mattel, Inc.
3.375%, 04/01/2026(a)		1,152	1,187,964
3.75%, 04/01/2029(a)		1,637	1,706,671
5.875%, 12/15/2027(a)		578	626,089
Motion Bondco DAC 4.50%, 11/15/2027(a)	EUR	670	741,830
NCL Corp., Ltd. 5.875%, 03/15/2026(a)	U.S.$	2,055	2,106,963
NCL Finance Ltd. 6.125%, 03/15/2028(a)		39	40,529
Royal Caribbean Cruises Ltd.
5.50%, 08/31/2026-04/01/2028(a)		5,373	5,489,538
10.875%, 06/01/2023(a)		1,315	1,472,800
11.50%, 06/01/2025(a)		1,476	1,680,426
SeaWorld Parks & Entertainment, Inc. 8.75%, 05/01/2025(a)		991	1,065,152
Six Flags Theme Parks, Inc. 7.00%, 07/01/2025(a)		419	446,339
Vail Resorts, Inc. 6.25%, 05/15/2025(a)		302	319,172
Viking Cruises Ltd.
5.875%, 09/15/2027(a)		791	768,550
7.00%, 02/15/2029(a)		364	369,460
13.00%, 05/15/2025(a)		65	74,898
VOC Escrow Ltd. 5.00%, 02/15/2028(a)		1,214	1,197,534

			27,947,328

Consumer Cyclical - Other – 3.0%
Adams Homes, Inc. 7.50%, 02/15/2025(a)		800	838,590
Bally’s Corp. 6.75%, 06/01/2027(a)		656	715,644
Beazer Homes USA, Inc. 6.75%, 03/15/2025		1,228	1,265,605
Brookfield Residential Properties, Inc./Brookfield Residential US LLC
4.875%, 02/15/2030(a)		1,097	1,119,464
5.00%, 06/15/2029(a)		195	199,310
6.25%, 09/15/2027(a)		1,222	1,284,920
Caesars Entertainment, Inc.
4.625%, 10/15/2029(a)		1,354	1,373,019
6.25%, 07/01/2025(a)		1,201	1,265,397

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 19

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Churchill Downs, Inc. 4.75%, 01/15/2028(a)	U.S.$	680	$710,294
CP Atlas Buyer, Inc. 7.00%, 12/01/2028(a)		553	557,248
Empire Communities Corp. 7.00%, 12/15/2025(a)		303	316,536
Everi Holdings, Inc. 5.00%, 07/15/2029(a)		240	246,113
Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/2025(a)		1,969	2,060,509
Forestar Group, Inc. 3.85%, 05/15/2026(a)		586	586,441
Forterra Finance LLC/FRTA Finance Corp. 6.50%, 07/15/2025(a)		284	303,995
Hilton Domestic Operating Co., Inc.
3.625%, 02/15/2032(a)		1,065	1,049,781
5.375%, 05/01/2025(a)		229	239,600
5.75%, 05/01/2028(a)		246	264,941
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.875%, 07/01/2031(a)		719	723,125
5.00%, 06/01/2029(a)		709	723,470
Installed Building Products, Inc. 5.75%, 02/01/2028(a)		291	305,733
International Game Technology PLC
3.50%, 06/15/2026(a)	EUR	214	254,377
4.125%, 04/15/2026(a)	U.S.$	1,581	1,643,258
KB Home 7.50%, 09/15/2022		494	522,804
Marriott Ownership Resorts, Inc. 6.125%, 09/15/2025(a)		895	947,487
Mattamy Group Corp. 4.625%, 03/01/2030(a)		224	229,169
MGM Resorts International
4.75%, 10/15/2028		126	132,773
5.75%, 06/15/2025		30	32,743
Mohegan Gaming & Entertainment 8.00%, 02/01/2026(a)		151	157,634
New Home Co., Inc. (The) 7.25%, 10/15/2025(a)		211	221,810
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance In 8.50%, 11/15/2027(a)		169	181,515
Picasso Finance Sub, Inc. 6.125%, 06/15/2025(a)		172	181,893
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.625%, 09/01/2029(a)		496	501,502

20 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

5.875%, 09/01/2031(a)	U.S.$	535	$540,363
Scientific Games International, Inc.
3.375%, 02/15/2026(a)	EUR	120	140,212
5.00%, 10/15/2025(a)	U.S.$	426	438,031
7.00%, 05/15/2028(a)		172	185,729
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028-04/01/2029(a)		1,460	1,500,787
Standard Industries, Inc./NJ
4.375%, 07/15/2030(a)		929	947,461
4.75%, 01/15/2028(a)		211	219,850
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875%, 05/15/2025(a)		1,785	1,784,668
Taylor Morrison Communities, Inc.
5.125%, 08/01/2030(a)		29	31,220
5.75%, 01/15/2028(a)		510	567,829
5.875%, 06/15/2027(a)		628	716,201
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 5.875%, 04/15/2023(a)		875	916,563
Travel + Leisure Co.
4.625%, 03/01/2030(a)		2,415	2,503,011
6.625%, 07/31/2026(a)		637	725,480
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/2027(a)		45	45,447
5.50%, 03/01/2025(a)		736	750,976
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.125%, 10/01/2029(a)		279	281,075

			33,451,603

Consumer Cyclical - Restaurants – 0.7%
1011778 BC ULC/New Red Finance, Inc. 3.50%, 02/15/2029(a)		224	221,817
3.875%, 01/15/2028(a)		1,506	1,517,927
4.00%, 10/15/2030(a)		2,061	2,039,434
4.375%, 01/15/2028(a)		520	527,828
IRB Holding Corp. 6.75%, 02/15/2026 (a)		453	465,983
Yum! Brands, Inc. 3.625%, 03/15/2031		223	224,853
4.625%, 01/31/2032		1,952	2,082,557
4.75%, 01/15/2030(a)		207	224,438

			7,304,837

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 21

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Retailers – 2.2%
Bath & Body Works, Inc. 5.25%, 02/01/2028	U.S.$	11	$12,131
6.75%, 07/01/2036		285	354,831
6.875%, 11/01/2035		664	833,417
7.50%, 06/15/2029		107	121,595
7.60%, 07/15/2037		261	328,015
9.375%, 07/01/2025(a)		41	52,076
BCPE Ulysses Intermediate, Inc. 7.75% (7.75% Cash or 8.50% PIK), 04/01/2027(a)(f)		518	516,310
Bed Bath & Beyond, Inc. 5.165%, 08/01/2044		121	104,116
Dufry One BV 2.50%, 10/15/2024(a)	EUR	1,260	1,443,331
eG Global Finance PLC 6.75%, 02/07/2025(a)	U.S.$	218	223,375
FirstCash, Inc. 4.625%, 09/01/2028(a)		262	271,932
Foundation Building Materials, Inc. 6.00%, 03/01/2029(a)		246	241,528
Gap, Inc. (The) 3.625%, 10/01/2029(a)		526	527,266
3.875%, 10/01/2031(a)		526	526,049
Group 1 Automotive, Inc. 4.00%, 08/15/2028(a)		165	167,929
Hanesbrands, Inc. 4.875%, 05/15/2026(a)		208	225,212
5.375%, 05/15/2025(a)		57	59,700
LBM Acquisition LLC 6.25%, 01/15/2029(a)		222	221,968
Levi Strauss & Co. 3.50%, 03/01/2031(a)		602	608,131
Macy’s Retail Holdings LLC 2.875%, 02/15/2023		123	124,998
3.625%, 06/01/2024		57	59,389
5.875%, 04/01/2029(a)		75	81,671
Michaels Cos, Inc. (The) 5.25%, 05/01/2028(a)		1,417	1,459,418
7.875%, 05/01/2029(a)		1,356	1,406,192
Murphy Oil USA, Inc. 3.75%, 02/15/2031(a)		108	108,700
5.625%, 05/01/2027		69	72,198
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.125%, 04/01/2026(a)		433	460,026
Party City Holdings, Inc. 8.75%, 02/15/2026(a)		126	131,791

22 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Penske Automotive Group, Inc. 3.50%, 09/01/2025	U.S.$	795	$817,886
PetSmart, Inc./PetSmart Finance Corp. 4.75%, 02/15/2028(a)		625	645,618
7.75%, 02/15/2029(a)		1,219	1,329,396
Rite Aid Corp. 7.50%, 07/01/2025(a)		1,382	1,382,210
8.00%, 11/15/2026(a)		214	215,659
Sonic Automotive, Inc. 6.125%, 03/15/2027		817	849,719
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.375%, 09/30/2026(a)		1,375	1,444,849
SRS Distribution, Inc. 6.125%, 07/01/2029(a)		329	338,919
Staples, Inc. 7.50%, 04/15/2026(a)		842	853,900
10.75%, 04/15/2027(a)		1,441	1,402,062
TPro Acquisition Corp. 11.00%, 10/15/2024(a)		1,062	1,154,664
White Cap Buyer LLC 6.875%, 10/15/2028(a)		1,613	1,706,533
White Cap Parent LLC 8.25%, 03/15/2026(a) (f)		329	339,677
William Carter Co. (The) 5.50%, 05/15/2025(a)		438	460,078
Wolverine World Wide, Inc. 4.00%, 08/15/2029(a)		1,040	1,050,293

			24,734,758

Consumer Non-Cyclical – 6.0%
180 Medical, Inc. 3.875%, 10/15/2029		1,040	1,040,000
Acadia Healthcare Co., Inc. 5.50%, 07/01/2028(a)		881	926,201
AdaptHealth LLC 4.625%, 08/01/2029(a)		1,369	1,368,923
6.125%, 08/01/2028(a)		288	305,969
AHP Health Partners, Inc. 5.75%, 07/15/2029(a)		988	999,863
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 4.625%, 01/15/2027(a)		615	645,299
4.875%, 02/15/2030(a)		200	215,987
5.75%, 03/15/2025		113	115,246
5.875%, 02/15/2028(a)		99	105,400
7.50%, 03/15/2026(a)		201	217,391

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 23

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Avantor Funding, Inc. 4.625%, 07/15/2028(a)	U.S.$	212	$223,341
B&G Foods, Inc. 5.25%, 04/01/2025		217	222,321
Bausch Health Americas, Inc. 8.50%, 01/31/2027(a)		543	579,174
Bausch Health Cos., Inc. 4.875%, 06/01/2028(a)		3,130	3,245,617
5.00%, 02/15/2029(a)		177	164,820
5.25%, 01/30/2030-02/15/2031(a)		172	159,751
6.125%, 04/15/2025(a)		417	425,927
6.25%, 02/15/2029(a)		116	114,760
7.25%, 05/30/2029(a)		365	373,729
CD&R Smokey Buyer, Inc. 6.75%, 07/15/2025(a)		72	76,224
Charles River Laboratories International, Inc. 3.75%, 03/15/2029(a)		932	955,380
4.00%, 03/15/2031(a)		731	765,566
4.25%, 05/01/2028(a)		221	229,742
CHS/Community Health Systems, Inc. 4.75%, 02/15/2031(a)		493	496,087
5.625%, 03/15/2027(a)		631	661,208
6.00%, 01/15/2029(a)		326	345,533
6.125%, 04/01/2030(a)		3,702	3,593,778
6.625%, 02/15/2025(a)		215	225,030
6.875%, 04/01/2028-04/15/2029(a)		2,114	2,093,385
Cidron Aida Finco SARL 5.00%, 04/01/2028(a)	EUR	236	275,117
DaVita, Inc. 3.75%, 02/15/2031(a)	U.S.$	1,000	973,793
4.625%, 06/01/2030(a)		2,143	2,205,912
Edgewell Personal Care Co. 5.50%, 06/01/2028(a)		209	220,659
Elanco Animal Health, Inc. 5.272%, 08/28/2023		92	98,027
5.90%, 08/28/2028		190	222,509
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(a)		1,516	1,474,261
Encompass Health Corp. 4.50%, 02/01/2028		213	220,962
4.75%, 02/01/2030		211	222,026
Endo Luxembourg Finance Co. I SARL/Endo US, Inc. 6.125%, 04/01/2029(a)		514	513,966
Global Medical Response, Inc. 6.50%, 10/01/2025(a)		495	512,166
Grifols Escrow Issuer SA 4.75%, 10/15/2028(a)		1,236	1,261,900

24 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Gruenenthal GmbH 4.125%, 05/15/2028(a)	EUR	205	$249,047
HCRX Investments Holdco LP 4.50%, 08/01/2029(a)	U.S.$	297	299,580
HLF Financing SARL LLC/ Herbalife International, Inc. 4.875%, 06/01/2029(a)		94	93,725
IQVIA, Inc. 2.25%, 03/15/2029(a)	EUR	862	1,003,490
5.00%, 10/15/2026-05/15/2027(a)	U.S.$	427	441,344
Jazz Securities DAC 4.375%, 01/15/2029(a)		1,142	1,186,862
Kronos Acquisition Holdings, Inc./ KIK Custom Products, Inc. 7.00%, 12/31/2027(a)		2,451	2,348,300
Lamb Weston Holdings, Inc. 4.625%, 11/01/2024(a)		407	417,649
4.875%, 11/01/2026(a)		216	221,458
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.50%, 04/15/2025(a)(c)(i)		125	60,841
5.625%, 10/15/2023(a)(c)(i)		311	153,126
ModivCare Escrow Issuer, Inc. 5.00%, 10/01/2029(a)		627	650,169
ModivCare, Inc. 5.875%, 11/15/2025(a)		413	437,043
Mozart Debt Merger Sub, Inc. 3.875%, 04/01/2029		1,566	1,566,000
5.25%, 10/01/2029		3,167	3,201,542
Newell Brands, Inc. 4.70%, 04/01/2026		687	757,181
4.875%, 06/01/2025		170	187,663
6.00%, 04/01/2046		55	70,675
Nidda Healthcare Holding GmbH 3.50%, 09/30/2024(a)	EUR	1,470	1,692,095
Organon & Co./Organon Foreign Debt Co-Issuer BV 5.125%, 04/30/2031(a)	U.S.$	2,234	2,345,978
Par Pharmaceutical, Inc. 7.50%, 04/01/2027(a)		981	997,582
Paysafe Finance PLC/ Paysafe Holdings US Corp. 4.00%, 06/15/2029(a)		990	950,400
Performance Food Group, Inc. 4.25%, 08/01/2029(a)		995	997,311
Post Holdings, Inc. 4.50%, 09/15/2031(a)		1,870	1,853,798
4.625%, 04/15/2030(a)		821	827,672

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 25

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

5.50%, 12/15/2029(a)	U.S.$	205	$217,394
5.625%, 01/15/2028(a)		798	838,465
Primo Water Holdings, Inc. 4.375%, 04/30/2029(a)		1,471	1,463,879
Radiology Partners, Inc. 9.25%, 02/01/2028(a)		1,599	1,717,890
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/01/2026(a)		775	819,546
RP Escrow Issuer LLC 5.25%, 12/15/2025(a)		399	410,116
Select Medical Corp. 6.25%, 08/15/2026(a)		159	167,294
Spectrum Brands, Inc. 3.875%, 03/15/2031(a)		1,369	1,384,020
4.00%, 10/01/2026(a)	EUR	530	625,535
Sunshine Mid BV 6.50%, 05/15/2026(a)		823	983,953
Teleflex, Inc. 4.25%, 06/01/2028(a)	U.S.$	212	220,213
Tempur Sealy International, Inc. 3.875%, 10/15/2031(a)		1,264	1,266,372
Tenet Healthcare Corp. 4.625%, 07/15/2024		43	43,703
4.625%, 09/01/2024-06/15/2028(a)		288	296,114
6.125%, 10/01/2028(a)		505	529,946
7.50%, 04/01/2025(a)		205	217,663
Triton Water Holdings, Inc. 6.25%, 04/01/2029(a)		696	708,292
US Acute Care Solutions LLC 6.375%, 03/01/2026(a)		269	283,754
US Foods, Inc. 4.75%, 02/15/2029(a)		2,051	2,106,201
US Renal Care, Inc. 10.625%, 07/15/2027(a)		791	843,383
Vector Group Ltd. 5.75%, 02/01/2029(a)		235	235,114
Vizient, Inc. 6.25%, 05/15/2027(a)		222	232,315

			67,714,643

Energy – 6.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375%, 06/15/2029(a)		72	74,332
7.875%, 05/15/2026(a)		189	206,873
Antero Resources Corp. 7.625%, 02/01/2029(a)		370	413,461
8.375%, 07/15/2026(a)		577	653,554

26 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Apache Corp. 4.875%, 11/15/2027	U.S.$	171	$186,496
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 7.00%, 11/01/2026(a)		203	209,622
Baytex Energy Corp. 8.75%, 04/01/2027(a)		133	137,662
Berry Petroleum Co. LLC 7.00%, 02/15/2026(a)		471	480,117
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.625%, 07/15/2026(a)		284	296,071
7.625%, 12/15/2025(a)		472	510,242
Bonanza Creek Energy, Inc. 7.50%, 04/30/2026		36	36,666
Buckeye Partners LP 6.375%, 01/22/2078		69	62,982
Callon Petroleum, Co. 8.25%, 07/15/2025		301	293,999
9.00%, 04/01/2025(a)		1,361	1,472,435
Calumet Specialty Products Partners LP/Calumet Finance Corp. 11.00%, 04/15/2025(a)		216	235,928
Cheniere Energy Partners LP 4.50%, 10/01/2029		603	641,471
Chesapeake Energy Corp. 5.50%, 02/01/2026(a)		156	163,431
5.875%, 02/01/2029(a)		135	144,228
Citgo Holding, Inc. 9.25%, 08/01/2024(a)		478	481,627
CITGO Petroleum Corp. 6.375%, 06/15/2026(a)		471	478,784
7.00%, 06/15/2025(a)		1,781	1,821,815
CNX Resources Corp. 6.00%, 01/15/2029(a)		903	955,310
7.25%, 03/14/2027(a)		218	232,048
Comstock Resources, Inc. 5.875%, 01/15/2030(a)		895	930,924
6.75%, 03/01/2029(a)		794	858,062
7.50%, 05/15/2025(a)		348	361,683
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.50%, 06/15/2031(a)		1,467	1,559,529
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.625%, 05/01/2027(a)		235	241,817
6.00%, 02/01/2029(a)		47	49,208
CVR Energy, Inc. 5.25%, 02/15/2025(a)		238	237,256

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 27

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

DCP Midstream LLC 5.85%, 05/21/2043(a)	U.S.$	206	$191,456
DCP Midstream Operating LP 5.375%, 07/15/2025		206	227,775
Diamond Foreign Asset Co./Diamond Finance LLC 9.00% (9.00% Cash or 13.00 % PIK), 04/22/2027(f)		79	78,653
9.00% (9.00% Cash or 13.00 % PIK), 04/22/2027(a)(f)		90	90,023
Encino Acquisition Partners Holdings LLC 8.50%, 05/01/2028(a)		1,848	1,897,072
EnLink Midstream LLC 5.625%, 01/15/2028(a)		1,162	1,237,496
EnLink Midstream Partners LP 4.40%, 04/01/2024		127	131,996
5.05%, 04/01/2045		807	738,487
5.45%, 06/01/2047		626	600,982
5.60%, 04/01/2044		104	99,687
Series C 6.00%, 12/15/2022(j)		2,734	2,092,495
EQM Midstream Partners LP 4.50%, 01/15/2029(a)		742	770,751
4.75%, 01/15/2031(a)		707	735,288
6.50%, 07/15/2048		156	178,836
EQT Corp. 3.90%, 10/01/2027		291	315,523
7.50%, 02/01/2030		180	231,638
Genesis Energy LP/Genesis Energy Finance Corp. 5.625%, 06/15/2024		412	410,669
6.25%, 05/15/2026		222	217,882
6.50%, 10/01/2025		650	646,909
7.75%, 02/01/2028		666	665,612
8.00%, 01/15/2027		1,121	1,134,798
Global Partners LP/GLP Finance Corp. 6.875%, 01/15/2029		439	455,447
7.00%, 08/01/2027		485	504,544
Gulfport Energy Corp. 6.00%, 10/15/2024(c)		589	32,395
6.375%, 05/15/2025-01/15/2026(c)		3,257	179,135
6.625%, 05/01/2023(c)		161	8,855
Gulfport Energy Operating Corp. 8.00%, 05/17/2026(a)		1,173	1,277,588
Harvest Midstream I LP 7.50%, 09/01/2028(a)		49	52,230

28 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Hess Midstream Operations LP 4.25%, 02/15/2030(a)	U.S.$	649	$656,320
5.125%, 06/15/2028(a)		226	236,175
5.625%, 02/15/2026(a)		1,707	1,771,961
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 02/01/2029(a)		420	432,825
6.00%, 02/01/2031(a)		420	433,209
6.25%, 11/01/2028(a)		220	228,246
Independence Energy Finance LLC 7.25%, 05/01/2026(a)		1,479	1,529,868
Ithaca Energy North Sea PLC 9.00%, 07/15/2026(a)		1,574	1,608,022
ITT Holdings LLC 6.50%, 08/01/2029(a)		2,660	2,684,725
KLX Energy Services Holdings, Inc. 11.50%, 11/01/2025(a)		64	38,207
Laredo Petroleum, Inc. 9.50%, 01/15/2025		228	238,150
10.125%, 01/15/2028		56	60,580
Matador Resources Co. 5.875%, 09/15/2026		225	232,151
MEG Energy Corp. 5.875%, 02/01/2029(a)		93	95,116
7.125%, 02/01/2027(a)		221	232,112
Moss Creek Resources Holdings, Inc. 7.50%, 01/15/2026(a)		1,638	1,519,004
10.50%, 05/15/2027(a)		124	122,999
Murphy Oil Corp. 5.75%, 08/15/2025		227	234,313
5.875%, 12/01/2027		225	234,362
6.375%, 07/15/2028		53	56,080
Nabors Industries Ltd. 7.25%, 01/15/2026(a)		500	486,141
7.50%, 01/15/2028(a)		2,085	1,975,346
Neptune Energy Bondco PLC 6.625%, 05/15/2025(a)		200	205,354
New Fortress Energy, Inc. 6.50%, 09/30/2026(a)		113	108,141
6.75%, 09/15/2025(a)		1,805	1,736,622
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 02/01/2026(a)		2,003	2,041,250
NGL Energy Partners LP/NGL Energy Finance Corp. 7.50%, 11/01/2023		1,291	1,253,995
Occidental Petroleum Corp. 3.40%, 04/15/2026		109	111,887

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 29

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

3.50%, 06/15/2025	U.S.$	599	$622,429
5.50%, 12/01/2025		158	175,035
5.875%, 09/01/2025		21	23,543
6.125%, 01/01/2031		365	437,368
6.375%, 09/01/2028		202	236,934
6.45%, 09/15/2036		184	231,621
6.60%, 03/15/2046		90	113,478
6.625%, 09/01/2030		191	235,724
7.50%, 05/01/2031		179	232,476
8.00%, 07/15/2025		387	461,881
8.50%, 07/15/2027		184	230,471
8.875%, 07/15/2030		173	235,026
PBF Holding Co. LLC/PBF Finance Corp. 7.25%, 06/15/2025		62	41,726
9.25%, 05/15/2025(a)		1,091	1,033,722
PBF Logistics LP/PBF Logistics Finance Corp. 6.875%, 05/15/2023		112	109,234
PDC Energy, Inc. 5.75%, 05/15/2026		2,013	2,095,142
6.125%, 09/15/2024		1,185	1,202,777
Range Resources Corp. 4.875%, 05/15/2025		97	102,395
5.00%, 03/15/2023		230	238,697
8.25%, 01/15/2029(a)		652	733,492
Renewable Energy Group, Inc. 5.875%, 06/01/2028(a)		573	592,547
Rockies Express Pipeline LLC 6.875%, 04/15/2040(a)		154	171,021
SM Energy Co. 5.625%, 06/01/2025		991	996,723
6.50%, 07/15/2028		171	176,749
Southwestern Energy Co. 5.375%, 02/01/2029(a)		758	811,552
6.45%, 01/23/2025		117	128,772
8.375%, 09/15/2028		429	486,098
Sunnova Energy Corp. 5.875%, 09/01/2026(a)		647	658,791
Sunoco LP/Sunoco Finance Corp. 4.50%, 05/15/2029		114	115,664
5.50%, 02/15/2026		79	80,624
5.875%, 03/15/2028		964	1,017,908
6.00%, 04/15/2027		152	158,462
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 6.00%, 09/01/2031(a)		95	95,928
Talos Production, Inc. 12.00%, 01/15/2026		1,533	1,642,586

30 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 01/15/2032(a)	U.S.$	1,480	$1,529,170
5.50%, 03/01/2030		198	216,548
5.875%, 04/15/2026		212	221,707
TerraForm Power Operating LLC 4.75%, 01/15/2030(a)		207	216,696
Transocean Guardian Ltd. 5.875%, 01/15/2024(a)		134	133,468
Transocean Phoenix 2 Ltd. 7.75%, 10/15/2024(a)		1,192	1,221,613
Transocean Pontus Ltd. 6.125%, 08/01/2025(a)		187	187,060
Transocean Poseidon Ltd. 6.875%, 02/01/2027(a)		237	236,482
Transocean, Inc. 7.25%, 11/01/2025(a)		359	299,546
7.50%, 01/15/2026(a)		762	616,991
11.50%, 01/30/2027(a)		445	457,978
USA Compression Partners LP/USA Compression Finance Corp. 6.875%, 09/01/2027		225	237,698
Vantage Drilling International 7.125%, 04/01/2023(c)(d)(e)		1,283	– 0	–
7.50%, 11/01/2019(b)(c)(d)(e)		2,176	– 0	–
Venture Global Calcasieu Pass LLC 4.125%, 08/15/2031(a)		1,376	1,437,995
W&T Offshore, Inc. 9.75%, 11/01/2023(a)		1,099	1,043,745
Weatherford International Ltd. 11.00%, 12/01/2024(a)		156	164,319
Western Midstream Operating LP 3.95%, 06/01/2025		264	278,827
4.50%, 03/01/2028		216	233,628
4.75%, 08/15/2028		453	494,646
5.30%, 02/01/2030-03/01/2048		651	721,463
5.45%, 04/01/2044		302	347,262
6.50%, 02/01/2050		111	130,554

			76,549,008

Other Industrial – 0.2%
AECOM 5.125%, 03/15/2027		210	233,230
Avient Corp. 5.75%, 05/15/2025(a)		400	421,206
IAA, Inc. 5.50%, 06/15/2027(a)		315	329,023
Interface, Inc. 5.50%, 12/01/2028(a)		258	271,997

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 31

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

KAR Auction Services, Inc. 5.125%, 06/01/2025(a)	U.S.$	674	$681,503

			1,936,959

Services – 3.5%
ADT Security Corp. (The) 4.125%, 06/15/2023		83	86,616
4.125%, 08/01/2029(a)		2,069	2,057,342
4.875%, 07/15/2032(a)		8	8,065
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.00%, 06/01/2029(a)		527	520,657
6.625%, 07/15/2026(a)		312	330,112
9.75%, 07/15/2027(a)		2,083	2,265,056
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 3.625%, 06/01/2028(a)	EUR	255	289,901
4.625%, 06/01/2028(a)	U.S.$	804	800,460
4.875%, 06/01/2028(a)	GBP	1,010	1,339,474
ANGI Group LLC 3.875%, 08/15/2028(a)		2,430	2,415,880
Aptim Corp. 7.75%, 06/15/2025(a)		1,424	1,195,962
APX Group, Inc. 5.75%, 07/15/2029(a)		2,116	2,089,474
6.75%, 02/15/2027(a)		265	281,541
Aramark Services, Inc. 5.00%, 02/01/2028(a)		654	674,299
6.375%, 05/01/2025(a)		569	598,994
Carlson Travel, Inc. 6.75%, 12/15/2025(g)		782	664,700
10.50%, 03/31/2025(g)		138	143,705
Cars.com, Inc. 6.375%, 11/01/2028(a)		830	875,252
eDreams ODIGEO SA 5.50%, 09/01/2023(a)	EUR	478	555,646
Elis SA 1.625%, 04/03/2028(a)		300	345,556
Garda World Security Corp. 6.00%, 06/01/2029(a)	U.S.$	99	96,797
9.50%, 11/01/2027(a)		1,474	1,592,454
Gartner, Inc. 3.75%, 10/01/2030(a)		215	221,446
4.50%, 07/01/2028(a)		512	536,786
ION Trading Technologies SARL 5.75%, 05/15/2028(a)		1,067	1,089,379

32 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Korn Ferry 4.625%, 12/15/2027(a)	U.S.$	586	$607,975
Millennium Escrow Corp. 6.625%, 08/01/2026(a)		1,894	1,949,253
MoneyGram International, Inc. 5.375%, 08/01/2026(a)		806	818,126
Monitronics International, Inc. 0.00%, 04/01/2020(b)(c)(d)(e)		958	– 0	–
MPH Acquisition Holdings LLC 5.50%, 09/01/2028(a)		1,020	1,019,998
5.75%, 11/01/2028(a)		3,577	3,369,567
Nielsen Finance LLC/Nielsen Finance Co. 4.75%, 07/15/2031(a)		137	133,359
5.625%, 10/01/2028(a)		106	110,091
5.875%, 10/01/2030(a)		85	89,434
Photo Holdings Merger Sub, Inc. 8.50%, 10/01/2026(a)		103	111,309
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)		98	94,101
5.25%, 04/15/2024(a)		25	26,661
6.25%, 01/15/2028(a)		1,515	1,567,007
Q-Park Holding I BV 2.00%, 03/01/2027(a)	EUR	245	271,108
Ritchie Bros Auctioneers, Inc. 5.375%, 01/15/2025(a)	U.S.$	366	374,810
Sabre GLBL, Inc. 9.25%, 04/15/2025(a)		378	436,941
Service Corp. International/US 3.375%, 08/15/2030		1,114	1,113,285
4.625%, 12/15/2027		41	43,118
5.125%, 06/01/2029		91	98,971
Sotheby’s/Bidfair Holdings, Inc. 5.875%, 06/01/2029(a)		205	210,786
Square, Inc. 2.75%, 06/01/2026(a)		1,440	1,461,446
3.50%, 06/01/2031(a)		1,474	1,512,699
TripAdvisor, Inc. 7.00%, 07/15/2025(a)		422	447,400
Verisure Midholding AB 5.25%, 02/15/2029(a)	EUR	954	1,134,111
Verscend Escrow Corp. 9.75%, 08/15/2026(a)	U.S.$	1,075	1,134,264
WASH Multifamily Acquisition, Inc. 5.75%, 04/15/2026(a)		268	279,706

			39,491,080

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 33

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Technology – 2.6%
Ahead DB Holdings LLC 6.625%, 05/01/2028(a)	U.S.$	725	$731,208
Austin BidCo, Inc. 7.125%, 12/15/2028(a)		717	724,719
Avaya, Inc. 6.125%, 09/15/2028(a)		2,343	2,464,230
Cablevision Lightpath LLC 5.625%, 09/15/2028(a)		1,060	1,063,892
Clarivate Science Holdings Corp. 4.875%, 07/01/2029(a)		573	574,116
CommScope Technologies LLC 5.00%, 03/15/2027(a)		220	209,271
CommScope, Inc. 4.75%, 09/01/2029(a)		2,283	2,278,936
6.00%, 03/01/2026(a)		500	519,408
Elastic NV 4.125%, 07/15/2029(a)		694	695,633
Imola Merger Corp. 4.75%, 05/15/2029(a)		968	1,001,968
LogMeIn, Inc. 5.50%, 09/01/2027(a)		551	559,550
Microchip Technology, Inc. 4.25%, 09/01/2025		612	639,643
NCR Corp. 5.00%, 10/01/2028(a)		52	53,436
5.125%, 04/15/2029(a)		3,466	3,574,924
5.75%, 09/01/2027(a)		295	311,618
6.125%, 09/01/2029(a)		220	238,302
Open Text Holdings, Inc. 4.125%, 02/15/2030(a)		224	231,381
Pitney Bowes, Inc. 6.875%, 03/15/2027(a)		485	511,997
Playtech PLC 4.25%, 03/07/2026(a)	EUR	101	119,795
Playtika Holding Corp. 4.25%, 03/15/2029(a)	U.S.$	1,117	1,120,741
Presidio Holdings, Inc. 4.875%, 02/01/2027(a)		98	101,521
8.25%, 02/01/2028(a)		154	165,657
PTC, Inc. 3.625%, 02/15/2025(a)		219	222,891
Rackspace Technology Global, Inc. 3.50%, 02/15/2028(a)		2,555	2,466,355
5.375%, 12/01/2028(a)		82	80,634
Science Applications International Corp. 4.875%, 04/01/2028(a)		105	108,600

34 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Seagate HDD Cayman 3.375%, 07/15/2031(a)	U.S.$	45	$43,877
4.091%, 06/01/2029		1,622	1,706,766
4.125%, 01/15/2031		124	129,065
4.875%, 03/01/2024		209	225,223
Sensata Technologies BV 4.00%, 04/15/2029(a)		390	397,217
Sensata Technologies, Inc. 3.75%, 02/15/2031(a)		1,100	1,107,226
SS&C Technologies, Inc. 5.50%, 09/30/2027(a)		209	221,065
TTM Technologies, Inc. 4.00%, 03/01/2029(a)		983	978,777
Vericast Corp. 11.00%, 09/15/2026(a)		130	136,836
Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 09/01/2025(a)		2,981	3,102,578
Xerox Corp. 6.75%, 12/15/2039		42	46,687
Xerox Holdings Corp. 5.00%, 08/15/2025(a)		108	113,490
5.50%, 08/15/2028(a)		226	233,593

			29,212,826

Transportation - Airlines – 0.5%
Air Canada 3.875%, 08/15/2026(a)		297	299,940
American Airlines Pass Through Trust 3.375%, 05/01/2027		170	169,062
American Airlines, Inc. 11.75%, 07/15/2025(a)		190	235,039
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(a)		1,111	1,167,581
5.75%, 04/20/2029(a)		975	1,050,766
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 01/20/2026(a)		507	531,475
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025(a)		440	495,406
United Airlines, Inc. 4.625%, 04/15/2029(a)		1,268	1,310,825

			5,260,094

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 35

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Transportation - Services – 0.6%
AerCap Global Aviation Trust 6.50%, 06/15/2045(a)	U.S.$	400	$433,115
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 4.75%, 04/01/2028(a)		224	230,962
5.375%, 03/01/2029(a)		757	799,665
5.75%, 07/15/2027(a)		1,031	1,073,419
EC Finance PLC 3.00%, 10/15/2026	EUR	302	352,266
Fortress Transportation and Infrastructure Investors LLC 6.50%, 10/01/2025(a)	U.S.$	217	223,550
Herc Holdings, Inc. 5.50%, 07/15/2027(a)		181	189,897
Loxam SAS 2.875%, 04/15/2026(a)	EUR	301	348,372
Modulaire Global Finance PLC 8.00%, 02/15/2023(a)	U.S.$	1,821	1,858,436
United Rentals North America, Inc. 3.875%, 02/15/2031		231	236,555
4.00%, 07/15/2030		224	232,809
5.50%, 05/15/2027		418	439,044

			6,418,090

			517,053,126

Financial Institutions – 6.9%
Banking – 2.3%
Alliance Data Systems Corp. 4.75%, 12/15/2024(a)		1,253	1,284,237
7.00%, 01/15/2026(a)		600	642,000
Ally Financial, Inc. Series B 4.70%, 05/15/2026(j)		2,950	3,084,025
Series C 4.70%, 05/15/2028(j)		256	267,520
Banco Bilbao Vizcaya Argentaria SA 5.875%, 05/24/2022(a)(j)	EUR	400	475,481
Series 9 6.50%, 03/05/2025(j)	U.S.$	1,200	1,308,266
Banco Santander SA 6.75%, 04/25/2022(a)(j)	EUR	2,000	2,381,272
CaixaBank SA 5.875%, 10/09/2027(a)(j)		1,000	1,333,223
Credit Suisse Group AG 6.25%, 12/18/2024(a)(j)	U.S.$	1,404	1,514,573
6.375%, 08/21/2026(a)(j)		1,290	1,416,739
7.50%, 07/17/2023(a)(j)		1,820	1,945,297

36 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Discover Financial Services Series D 6.125%, 06/23/2025(j)	U.S.$	3,470	$3,903,813
Freedom Mortgage Corp. 6.625%, 01/15/2027(a)		41	40,018
7.625%, 05/01/2026(a)		234	238,601
8.25%, 04/15/2025(a)		168	171,464
Intesa Sanpaolo SpA 4.198%, 06/01/2032(a)		232	237,716
5.017%, 06/26/2024(a)		331	357,710
5.71%, 01/15/2026(a)		1,232	1,382,784
Societe Generale SA 8.00%, 09/29/2025(a)(j)		2,608	3,058,822

			25,043,561

Brokerage – 0.4%
Advisor Group Holdings, Inc. 10.75%, 08/01/2027(a)		950	1,048,290
Lehman Brothers Holdings, Inc. 6.87%, 05/02/2018(b)(c)		1,690	11,492
LPL Holdings, Inc. 4.375%, 05/15/2031(a)		209	218,092
NFP Corp. 6.875%, 08/15/2028(a)		2,964	3,025,206

			4,303,080

Finance – 1.7%
Air Lease Corp. Series B 4.65%, 06/15/2026(j)		1,229	1,286,688
Aircastle Ltd. 5.25%, 06/15/2026(a)(j)		591	602,789
CNG Holdings, Inc. 12.50%, 06/15/2024(a)		861	823,881
Compass Group Diversified Holdings LLC 5.25%, 04/15/2029(a)		884	924,359
Curo Group Holdings Corp. 7.50%, 08/01/2028(a)		1,429	1,443,755
Enact Holdings, Inc. 6.50%, 08/15/2025(a)		209	228,236
Enova International, Inc. 8.50%, 09/01/2024-09/15/2025(a)		1,456	1,498,211
goeasy Ltd. 4.375%, 05/01/2026(a)		981	1,007,672
HighTower Holding, LLC 6.75%, 04/15/2029(a)		2,936	3,006,491
Home Point Capital, Inc. 5.00%, 02/01/2026(a)		9	8,169

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 37

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Icahn Enterprises LP/Icahn Enterprises Finance Corp. 4.375%, 02/01/2029	U.S.$	125	$124,809
4.75%, 09/15/2024		221	229,947
5.25%, 05/15/2027		131	136,122
ILFC E-Capital Trust II 3.71% (H15T 30 Year + 1.80%), 12/21/2065(a)		2,000	1,671,159
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 08/15/2028(a)		1,253	1,270,705
LD Holdings Group LLC 6.50%, 11/01/2025(a)		97	96,757
Lincoln Financing SARL 3.625%, 04/01/2024(a)	EUR	390	455,514
Midcap Financial Issuer Trust 5.625%, 01/15/2030(a)	U.S.$	216	214,086
Navient Corp. 4.875%, 03/15/2028		1,103	1,112,115
5.00%, 03/15/2027		220	226,493
5.625%, 08/01/2033		217	205,644
6.50%, 06/15/2022		358	369,679
OneMain Finance Corp. 6.875%, 03/15/2025		35	39,324
8.875%, 06/01/2025		200	216,773
PennyMac Financial Services, Inc. 4.25%, 02/15/2029(a)		140	133,317
5.375%, 10/15/2025(a)		231	237,629
5.75%, 09/15/2031(a)		223	222,786
Quicken Loans LLC 5.25%, 01/15/2028(a)		47	50,585
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. 3.625%, 03/01/2029(a)		225	227,515
3.875%, 03/01/2031(a)		220	221,897
SLM Corp. 4.20%, 10/29/2025		199	213,278
5.125%, 04/05/2022		605	613,909
United Wholesale Mortgage LLC 5.50%, 11/15/2025-04/15/2029(a)		330	323,997

			19,444,291

Insurance – 0.9%
Acrisure LLC/Acrisure Finance, Inc. 7.00%, 11/15/2025(a)		1,488	1,516,716
10.125%, 08/01/2026(a)		1,086	1,213,969
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 10/15/2027(a)		2,055	2,132,813

38 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

AmWINS Group, Inc. 4.875%, 06/30/2029(a)	U.S.$	426	$431,926
Ardonagh Midco 2 PLC 11.50% (11.50% Cash or 12.75% PIK), 01/15/2027(a)(f)		1,702	1,858,625
AssuredPartners, Inc. 5.625%, 01/15/2029(a)		2,110	2,123,513
Global Atlantic Fin Co. 4.70%, 10/15/2051(a)		39	40,254
HUB International Ltd. 7.00%, 05/01/2026(a)		292	301,947
MBIA, Inc. 5.70%, 12/01/2034		16	15,807
Molina Healthcare, Inc. 3.875%, 11/15/2030(a)		221	233,155
5.375%, 11/15/2022		158	163,397

			10,032,122

Other Finance – 0.2%
Intrum AB 3.00%, 09/15/2027(a)	EUR	360	415,406
3.125%, 07/15/2024(a)		489	569,379
3.50%, 07/15/2026(a)		705	834,131
4.875%, 08/15/2025		683	828,918

			2,647,834

REITs – 1.4%
ADLER Group SA 2.75%, 11/13/2026(a)		200	198,272
Aedas Homes Opco Sl 4.00%, 08/15/2026		1,580	1,894,739
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 4.50%, 04/01/2027(a)	U.S.$	1,889	1,870,610
5.75%, 05/15/2026(a)		950	987,002
Diversified Healthcare Trust 9.75%, 06/15/2025		953	1,043,471
HAT Holdings I LLC/HAT Holdings II LLC 3.375%, 06/15/2026(a)		161	163,377
Howard Hughes Corp. (The) 5.375%, 08/01/2028(a)		210	221,788
Iron Mountain, Inc. 4.875%, 09/15/2027(a)		255	264,183
5.25%, 03/15/2028(a)		1,576	1,644,170
5.625%, 07/15/2032(a)		81	87,036
JBS USA Food Co. 4.25%, 02/01/2027(a)		163	162,089
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75%, 06/15/2029(a)		99	98,454

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 39

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 3.875%, 02/15/2029(a)	U.S.$	56	$59,580
4.50%, 09/01/2026		68	73,939
5.625%, 05/01/2024		207	225,067
5.75%, 02/01/2027		970	1,114,918
Neinor Homes SA 4.50%, 10/15/2026(a)	EUR	786	941,657
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 4.875%, 05/15/2029(a)	U.S.$	1,163	1,193,313
7.50%, 06/01/2025(a)		207	220,145
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75%, 01/15/2029(a)		225	233,368
9.375%, 04/01/2027(a)		1,794	1,977,434
RHP Hotel Properties LP/RHP Finance Corp. 4.50%, 02/15/2029(a)		118	118,262
SBA Communications Corp. 3.875%, 02/15/2027		215	222,645
Via Celere Desarrollos 5.25%, 04/01/2026	EUR	771	937,219

			15,952,738

			77,423,626

Utility – 1.1%
Electric – 1.1%
Calpine Corp. 3.75%, 03/01/2031(a)	U.S.$	3,523	3,399,101
5.125%, 03/15/2028(a)		528	534,748
ContourGlobal Power Holdings SA 3.125%, 01/01/2028 (a)	EUR	167	196,738
NRG Energy, Inc. 6.625%, 01/15/2027	U.S.$	17	17,617
PG&E Corp. 5.25%, 07/01/2030		78	79,842
Talen Energy Supply LLC 6.50%, 06/01/2025(k)		2,096	1,041,412
7.25%, 05/15/2027(a)		387	365,364
10.50%, 01/15/2026(a)		2,430	1,336,257
Vistra Operations Co. LLC 4.375%, 05/01/2029(a)		5,124	5,160,840

			12,131,919

Total Corporates – Non-Investment Grade (cost $590,466,641)			606,608,671

40 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 10.9%
Financial Institutions – 6.3%
Banking – 3.6%
Ally Financial, Inc. 8.00%, 11/01/2031	U.S.$	39	$55,857
Banco Santander SA 5.179%, 11/19/2025		400	454,508
Bank of America Corp. Series DD 6.30%, 03/10/2026(j)		3,043	3,528,030
Series Z 6.50%, 10/23/2024(j)		57	63,693
Barclays Bank PLC 6.86%, 06/15/2032(a)(j)		166	225,000
Barclays PLC 7.125%, 06/15/2025(j)	GBP	404	609,778
7.25%, 03/15/2023(a)(j)		219	314,360
BNP Paribas SA 6.75%, 03/14/2022(a)(j)	U.S.$	418	426,481
CIT Group, Inc. 3.929%, 06/19/2024		364	380,517
Citigroup, Inc. 3.875%, 02/18/2026(j)		517	527,546
5.95%, 01/30/2023(j)		2,689	2,805,529
Series W 4.00%, 12/10/2025(j)		413	426,603
Comerica, Inc. 5.625%, 07/01/2025(j)		2,340	2,628,877
Credit Agricole SA 8.125%, 12/23/2025(a)(j)		1,909	2,307,451
Deutsche Bank AG 4.296%, 05/24/2028		200	207,315
5.882%, 07/08/2031		200	236,887
Fifth Third Bancorp Series L 4.50%, 09/30/2025(j)		235	255,724
Goldman Sachs Group, Inc. (The) Series O 5.30%, 11/10/2026(j)		157	174,277
Series P 5.00%, 11/10/2022(j)		1,429	1,444,320
HSBC Holdings PLC 6.00%, 09/29/2023(a)(j)	EUR	1,819	2,273,154
Series E 4.75%, 07/04/2029(a)(j)		1,595	2,041,496
ING Groep NV 6.50%, 04/16/2025(j)	U.S.$	520	572,775
6.875%, 04/16/2022(a)(j)		250	256,749

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 41

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

JPMorgan Chase & Co. Series V 3.451% (LIBOR 3 Month + 3.32%), 01/01/2022(j)(l)	U.S.$	210	$210,537
Lloyds Banking Group PLC 6.413%, 10/01/2035(a)(j)		235	328,700
6.657%, 05/21/2037(a)(j)		98	140,907
7.625%, 06/27/2023(a)(j)	GBP	1,760	2,554,702
Natwest Group PLC Series U 2.452% (LIBOR 3 Month + 2.32%), 09/30/2027(j)(l)	U.S.$	1,100	1,094,328
Nordea Bank Abp 6.625%, 03/26/2026(a)(j)		3,065	3,531,628
Regions Bank/Birmingham AL 6.45%, 06/26/2037		1,500	2,129,727
Standard Chartered PLC 7.75%, 04/02/2023(a)(j)		440	474,736
Swedbank AB Series NC5 5.625%, 09/17/2024(a)(j)		1,000	1,082,659
Truist Financial Corp. Series P 4.95%, 09/01/2025(j)		2,201	2,405,912
Series Q 5.10%, 03/01/2030(j)		855	979,146
UBS Group AG 7.00%, 02/19/2025(a)(j)		2,492	2,837,000
UniCredit SpA 5.459%, 06/30/2035(a)		200	220,756
5.861%, 06/19/2032(a)		201	223,258

			40,430,923

Brokerage – 0.1%
Charles Schwab Corp. (The) Series I 4.00%, 06/01/2026(j)		1,251	1,304,168

Finance – 0.6%
Aircastle Ltd. 2.85%, 01/26/2028(a)		247	250,376
4.25%, 06/15/2026		33	36,053
5.25%, 08/11/2025(a)		2,239	2,498,295
Aviation Capital Group LLC 3.50%, 11/01/2027(a)		295	310,879
4.125%, 08/01/2025(a)		395	425,422
4.375%, 01/30/2024(a)		29	30,963
4.875%, 10/01/2025(a)		319	351,926

42 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Huarong Finance 2017 Co., Ltd. 3.75%, 04/27/2022(a)	U.S.$	215	$209,088
4.75%, 04/27/2027(a)		200	188,000
Huarong Finance 2019 Co., Ltd. 3.75%, 05/29/2024(a)		343	324,993
Huarong Finance II Co., Ltd. 4.875%, 11/22/2026(a)		430	411,317
5.50%, 01/16/2025(a)		1,082	1,068,475

			6,105,787

Insurance – 1.7%
Allstate Corp. (The) 6.50%, 05/15/2057		1,657	2,223,774
American International Group, Inc. 6.82%, 11/15/2037		1,425	1,999,072
Centene Corp. 2.45%, 07/15/2028		217	218,049
2.625%, 08/01/2031		2,855	2,837,342
3.375%, 02/15/2030		214	221,499
4.625%, 12/15/2029		205	223,288
Liberty Mutual Group, Inc. 7.80%, 03/15/2037(a)		2,559	3,501,959
MetLife, Inc. 10.75%, 08/01/2039		2,350	4,119,065
Prudential Financial, Inc. 5.20%, 03/15/2044		340	366,392
5.625%, 06/15/2043		1,082	1,149,999
Radian Group, Inc. 6.625%, 03/15/2025		110	122,980
Transatlantic Holdings, Inc. 8.00%, 11/30/2039		1,261	1,944,898

			18,928,317

Other Finance – 0.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.45%, 04/03/2026		235	256,626

REITs – 0.3%
MPT Operating Partnership LP/MPT Finance Corp. 4.625%, 08/01/2029		118	126,455
5.00%, 10/15/2027		344	362,440
5.25%, 08/01/2026		137	141,274
Office Properties Income Trust 3.45%, 10/15/2031		1,582	1,553,759
Spirit Realty LP 4.45%, 09/15/2026		21	23,446
Trust Fibra Uno 4.869%, 01/15/2030(a)		605	657,620

			2,864,994

			69,890,815

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 43

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Industrial – 4.6%
Basic – 1.0%
ArcelorMittal SA 6.75%, 03/01/2041	U.S.$	362	$503,088
7.00%, 10/15/2039		400	566,958
Arconic Corp. 6.00%, 05/15/2025(a)		889	933,205
Braskem Netherlands Finance BV 4.50%, 01/31/2030(a)		1,342	1,423,694
CF Industries, Inc. 4.95%, 06/01/2043		1,458	1,756,688
5.375%, 03/15/2044		1,092	1,386,583
Georgia-Pacific LLC 8.875%, 05/15/2031		1	1,561
Glencore Finance Canada Ltd. 6.00%, 11/15/2041(a)		272	358,216
Industrias Penoles SAB de CV 5.65%, 09/12/2049(a)		386	477,868
INEOS Finance PLC 2.875%, 05/01/2026(a)	EUR	230	268,455
MEGlobal Canada ULC 5.875%, 05/18/2030(a)	U.S.$	343	422,117
Nexa Resources SA 6.50%, 01/18/2028(a)		973	1,072,859
Smurfit Kappa Treasury Funding DAC 7.50%, 11/20/2025		238	293,813
Suzano Austria GmbH 7.00%, 03/16/2047(a)		231	302,333
WestRock MWV LLC 7.95%, 02/15/2031		1,000	1,419,492

			11,186,930

Capital Goods – 0.2%
General Electric Co. Series D 3.446% (LIBOR 3 Month + 3.33%), 12/15/2021(j)(l)		1,681	1,643,803
Howmet Aerospace, Inc. 5.90%, 02/01/2027		119	139,680
5.95%, 02/01/2037		97	121,141
Textron Financial Corp. 1.86% (LIBOR 3 Month + 1.74%), 02/15/2042(a)(l)		575	497,039

			2,401,663

Communications - Media – 0.1%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 5.875%, 08/15/2027(a)		229	239,080

44 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Prosus NV 4.027%, 08/03/2050(a)	U.S.$	331	$310,612
ViacomCBS, Inc. 6.25%, 02/28/2057		200	229,081

			778,773

Communications - Telecommunications – 0.7%
T-Mobile USA, Inc. 2.625%, 02/15/2029		973	982,815
2.875%, 02/15/2031		117	118,048
3.375%, 04/15/2029(a)		2,720	2,836,643
3.50%, 04/15/2031(a)		2,220	2,344,396
3.50%, 04/15/2031		1,338	1,412,152
4.75%, 02/01/2028		39	41,406
VEON Holdings BV 3.375%, 11/25/2027(a)		200	203,096

			7,938,556

Consumer Cyclical - Automotive – 0.1%
General Motors Co. 5.20%, 04/01/2045		19	23,087
General Motors Financial Co., Inc. 5.65%, 01/17/2029		30	36,073
Lear Corp. 3.50%, 05/30/2030		3	3,211
4.25%, 05/15/2029		17	18,999
Nissan Motor Co., Ltd. 4.345%, 09/17/2027(a)		1,084	1,190,824

			1,272,194

Consumer Cyclical - Other – 0.5%
Builders FirstSource, Inc. 6.75%, 06/01/2027 (a)		186	196,524
MDC Holdings, Inc. 6.00%, 01/15/2043		1,881	2,358,055
Owens Corning 7.00%, 12/01/2036		777	1,112,729
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%, 04/06/2031(a)		1,100	1,104,678
Toll Brothers Finance Corp. 4.875%, 03/15/2027		1,124	1,268,648

			6,040,634

Consumer Cyclical - Retailers – 0.1%
Nordstrom, Inc. 5.00%, 01/15/2044		98	96,562
QVC, Inc.
4.375%, 09/01/2028		226	233,552
4.75%, 02/15/2027		213	225,784

			555,898

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 45

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Non-Cyclical – 0.5%
HCA, Inc.
5.375%, 02/01/2025-09/01/2026	U.S.$	344	$389,771
5.625%, 09/01/2028		190	226,074
5.875%, 02/15/2026-02/01/2029		382	449,140
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
6.50%, 04/15/2029(a)		195	216,938
7.00%, 01/15/2026(a)		200	209,070
Kraft Heinz Foods Co.
4.25%, 03/01/2031		1,779	2,008,493
4.375%, 06/01/2046		203	231,621
4.875%, 10/01/2049		26	31,660
5.50%, 06/01/2050		178	234,580
Pilgrim’s Pride Corp.
3.50%, 03/01/2032(a)		1,249	1,270,385
5.875%, 09/30/2027(a)		208	220,588

			5,488,320

Energy – 0.5%
Cenovus Energy, Inc./CA 6.75%, 11/15/2039		67	91,227
Continental Resources, Inc./OK
3.80%, 06/01/2024		55	57,808
4.50%, 04/15/2023		95	98,364
4.90%, 06/01/2044		90	100,848
5.75%, 01/15/2031(a)		970	1,172,367
Ecopetrol SA
5.875%, 05/28/2045		117	118,170
6.875%, 04/29/2030		1,035	1,208,880
Enable Midstream Partners LP
4.40%, 03/15/2027		1,466	1,624,815
4.95%, 05/15/2028		239	268,882
Endeavor Energy Resources LP/EER Finance, Inc. 5.50%, 01/30/2026(a)		218	227,183
Energy Transfer LP
3.90%, 07/15/2026		32	35,010
4.75%, 01/15/2026		25	27,932
Hunt Oil Co. of Peru LLC Sucursal Del Peru 6.375%, 06/01/2028(a)		202	202,669
Oleoducto Central SA 4.00%, 07/14/2027(a)		424	434,017
Ovintiv, Inc.
6.50%, 08/15/2034		176	237,534
7.375%, 11/01/2031		35	47,385

			5,953,091

Other Industrial – 0.2%
Alfa SAB de CV 5.25%, 03/25/2024(a)		1,580	1,703,734

46 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Services – 0.1%
Expedia Group, Inc. 6.25%, 05/01/2025(a)	U.S.$	176	$202,867
IHS Markit Ltd.
4.125%, 08/01/2023		225	238,474
4.75%, 02/15/2025(a)		215	237,814
Verisk Analytics, Inc. 5.50%, 06/15/2045		5	6,681

			685,836

Technology – 0.2%
CDW LLC/CDW Finance Corp. 4.125%, 05/01/2025		457	473,777
Dell International LLC/EMC Corp. 8.35%, 07/15/2046		524	855,681
MSCI, Inc.
3.625%, 09/01/2030-11/01/2031(a)		273	284,189
3.875%, 02/15/2031(a)		126	132,181
Nokia Oyj 6.625%, 05/15/2039		471	645,075
Western Digital Corp. 4.75%, 02/15/2026		316	349,950

			2,740,853

Transportation - Airlines – 0.4%
American Airlines Pass Through Trust 4.95%, 01/15/2023		100	102,691
Delta Air Lines, Inc. 7.00%, 05/01/2025(a)		1,091	1,274,313
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(a)		716	796,550
Mileage Plus Holdings LLC/ Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(a)		2,484	2,703,039

			4,876,593

			51,623,075

Utility – 0.0%
Electric – 0.0%
FirstEnergy Transmission LLC 4.55%, 04/01/2049(a)		126	147,320

Total Corporates - Investment Grade (cost $105,458,642)			121,661,210

COLLATERALIZED MORTGAGE OBLIGATIONS – 7.3%
Risk Share Floating Rate – 6.0%
Bellemeade Re Ltd.
Series 2018-3A, Class M2 2.836% (LIBOR 1 Month + 2.75%), 10/25/2028(a)(l)		915	917,280

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 47

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2019-3A, Class M1C 2.036% (LIBOR 1 Month + 1.95%), 07/25/2029(a)(l)	U.S.$	1,555	$1,555,000
Series 2019-4A, Class M2 2.936% (LIBOR 1 Month + 2.85%), 10/25/2029(a) (l)		475	477,452
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1B1 4.436% (LIBOR 1 Month + 4.35%), 04/25/2031(a)(l)		441	457,530
Series 2019-R05, Class 1M2 2.086% (LIBOR 1 Month + 2.00%), 07/25/2039(a)(l)		110	110,537
Eagle Re Ltd. Series 2018-1, Class M2 3.086% (LIBOR 1 Month + 3.00%), 11/25/2028(a)(l)		2,764	2,785,361
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2 4.336% (LIBOR 1 Month + 4.25%), 11/25/2023(l)		976	1,005,030
Series 2014-DN3, Class M3 4.086% (LIBOR 1 Month + 4.00%), 08/25/2024(l)		68	69,301
Series 2014-HQ1, Class M3 4.186% (LIBOR 1 Month + 4.10%), 08/25/2024(l)		191	193,210
Series 2014-HQ2, Class M3 3.836% (LIBOR 1 Month + 3.75%), 09/25/2024(l)		2,238	2,314,014
Series 2014-HQ3, Class M3 4.836% (LIBOR 1 Month + 4.75%), 10/25/2024(l)		305	307,590
Series 2015-DN1, Class B 11.586% (LIBOR 1 Month + 11.50%), 01/25/2025(l)		1,798	1,833,103
Series 2015-DNA1, Class B 9.286% (LIBOR 1 Month + 9.20%), 10/25/2027(l)		593	679,249
Series 2015-DNA1, Class M3 3.386% (LIBOR 1 Month + 3.30%), 10/25/2027(l)		106	107,843
Series 2015-DNA2, Class B 7.636% (LIBOR 1 Month + 7.55%), 12/25/2027(l)		1,449	1,565,488
Series 2015-DNA3, Class B 9.436% (LIBOR 1 Month + 9.35%), 04/25/2028(l)		1,017	1,145,129

48 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2015-DNA3, Class M3 4.786% (LIBOR 1 Month + 4.70%), 04/25/2028(l)	U.S.$	382	$395,120
Series 2015-HQ1, Class B 10.836% (LIBOR 1 Month + 10.75%), 03/25/2025(l)		2,625	2,701,577
Series 2015-HQA1, Class B 8.886% (LIBOR 1 Month + 8.80%), 03/25/2028(l)		1,003	1,086,222
Series 2016-DNA2, Class B 10.586% (LIBOR 1 Month + 10.50%), 10/25/2028(l)		855	988,669
Series 2016-DNA3, Class B 11.336% (LIBOR 1 Month + 11.25%), 12/25/2028(l)		2,756	3,241,377
Series 2016-DNA3, Class M3 5.086% (LIBOR 1 Month + 5.00%), 12/25/2028(l)		817	855,733
Series 2016-DNA4, Class B 8.686% (LIBOR 1 Month + 8.60%), 03/25/2029(l)		393	420,582
Series 2016-DNA4, Class M3 3.886% (LIBOR 1 Month + 3.80%), 03/25/2029(l)		1,519	1,571,225
Series 2016-HQA2, Class B 11.586% (LIBOR 1 Month + 11.50%), 11/25/2028(l)		421	498,797
Series 2016-HQA2, Class M3 5.236% (LIBOR 1 Month + 5.15%), 11/25/2028(l)		856	883,429
Series 2017-DNA1, Class B1 5.036% (LIBOR 1 Month + 4.95%), 07/25/2029(l)		310	334,414
Series 2017-DNA2, Class B1 5.236% (LIBOR 1 Month + 5.15%), 10/25/2029(l)		978	1,068,662
Series 2017-DNA2, Class M2 3.536% (LIBOR 1 Month + 3.45%), 10/25/2029(l)		1,374	1,424,108
Series 2017-DNA3, Class B1 4.536% (LIBOR 1 Month + 4.45%), 03/25/2030(l)		615	650,181
Series 2017-HQA1, Class M2 3.636% (LIBOR 1 Month + 3.55%), 08/25/2029(l)		1,765	1,825,358
Series 2018-HQA1, Class M2 2.386% (LIBOR 1 Month + 2.30%), 09/25/2030(l)		372	377,033

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 49

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2018-HQA2, Class M2 2.386% (LIBOR 1 Month + 2.30%), 10/25/2048(a) (l)	U.S.$	2,257	$2,287,461
Series 2019-DNA1, Class M2 2.736% (LIBOR 1 Month + 2.65%), 01/25/2049(a) (l)		409	415,192
Series 2019-DNA3, Class M2 2.136% (LIBOR 1 Month + 2.05%), 07/25/2049(a) (l)		444	449,415
Series 2020-HQA2, Class M2 3.186% (LIBOR 1 Month + 3.10%), 03/25/2050(a) (l)		81	82,169
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C01, Class M2 4.486% (LIBOR 1 Month + 4.40%), 01/25/2024(l)		974	1,008,666
Series 2014-C04, Class 1M2 4.986% (LIBOR 1 Month + 4.90%), 11/25/2024(l)		1,480	1,535,128
Series 2015-C02, Class 1M2 4.086% (LIBOR 1 Month + 4.00%), 05/25/2025(l)		253	257,739
Series 2015-C03, Class 1M2 5.086% (LIBOR 1 Month + 5.00%), 07/25/2025(l)		751	772,273
Series 2015-C04, Class 1M2 5.786% (LIBOR 1 Month + 5.70%), 04/25/2028(l)		1,502	1,585,203
Series 2015-C04, Class 2M2 5.636% (LIBOR 1 Month + 5.55%), 04/25/2028(l)		456	477,922
Series 2016-C01, Class 1B 11.836% (LIBOR 1 Month + 11.75%), 08/25/2028(l)		676	762,950
Series 2016-C01, Class 1M2 6.836% (LIBOR 1 Month + 6.75%), 08/25/2028(l)		1,705	1,800,827
Series 2016-C01, Class 2M2 7.036% (LIBOR 1 Month + 6.95%), 08/25/2028(l)		286	302,955
Series 2016-C02, Class 1B 12.336% (LIBOR 1 Month + 12.25%), 09/25/2028(l)		447	519,001
Series 2016-C02, Class 1M2 6.086% (LIBOR 1 Month + 6.00%), 09/25/2028(l)		1,061	1,109,283
Series 2016-C03, Class 1B 11.836% (LIBOR 1 Month + 11.75%), 10/25/2028(l)		372	428,830

50 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2016-C03, Class 2B 12.836% (LIBOR 1 Month + 12.75%), 10/25/2028(l)	U.S.$	631	$745,273
Series 2016-C03, Class 2M2 5.986% (LIBOR 1 Month + 5.90%), 10/25/2028(l)		2,162	2,270,970
Series 2016-C04, Class 1B 10.336% (LIBOR 1 Month + 10.25%), 01/25/2029(l)		1,479	1,667,236
Series 2016-C05, Class 2B 11.244% (LIBOR 1 Month + 10.75%), 01/25/2029(l)		1,817	1,961,496
Series 2016-C06, Class 1B 9.336% (LIBOR 1 Month + 9.25%), 04/25/2029(l)		1,277	1,404,067
Series 2016-C07, Class 2B 9.586% (LIBOR 1 Month + 9.50%), 05/25/2029(l)		1,556	1,673,243
Series 2016-C07, Class 2M2 4.436% (LIBOR 1 Month + 4.35%), 05/25/2029(l)		149	155,555
Series 2017-C01, Class 1B1 5.836% (LIBOR 1 Month + 5.75%), 07/25/2029(l)		460	502,332
Series 2017-C01, Class 1M2 3.636% (LIBOR 1 Month + 3.55%), 07/25/2029(l)		915	942,387
Series 2017-C02, Class 2M2 3.736% (LIBOR 1 Month + 3.65%), 09/25/2029(l)		1,024	1,058,695
Series 2017-C03, Class 1B1 4.936% (LIBOR 1 Month + 4.85%), 10/25/2029(l)		312	338,227
Series 2017-C03, Class 1M2 3.086% (LIBOR 1 Month + 3.00%), 10/25/2029(l)		159	163,755
Series 2017-C05, Class 1B1 3.686% (LIBOR 1 Month + 3.60%), 01/25/2030(l)		319	332,533
Series 2017-C06, Class 2M2 2.886% (LIBOR 1 Month + 2.80%), 02/25/2030(l)		25	25,783
Series 2018-C01, Class 1B1 3.636% (LIBOR 1 Month + 3.55%), 07/25/2030(l)		1,102	1,139,238
Series 2018-C04, Class 2M2 2.636% (LIBOR 1 Month + 2.55%), 12/25/2030(l)		354	360,707

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 51

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Home Re Ltd. Series 2018-1, Class M2 3.086% (LIBOR 1 Month + 3.00%), 10/25/2028(a)(l)	U.S.$	988	$995,324
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-CH1, Class M2 5.586% (LIBOR 1 Month + 5.50%), 10/25/2025(g)(l)		595	564,472
Mortgage Insurance-Linked Notes Series 2019-1, Class M2 2.986% (LIBOR 1 Month + 2.90%), 11/26/2029(a)(l)		2,427	2,427,065
Radnor Re Ltd. Series 2018-1, Class M2 2.786% (LIBOR 1 Month + 2.70%), 03/25/2028(a)(l)		150	151,227
STACR Trust Series 2018-DNA3, Class M2 2.186% (LIBOR 1 Month + 2.10%), 09/25/2048(a)(l)		353	357,824
Traingle Re Ltd. Series 2020-1, Class M2 5.686% (LIBOR 1 Month + 5.60%), 10/25/2030(a)(l)		480	496,440
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 5.586% (LIBOR 1 Month + 5.50%), 11/25/2025(g)(l)		196	193,821

			67,568,288

Non-Agency Fixed Rate – 0.5%
Alternative Loan Trust
Series 2006-24CB, Class A15 5.75%, 08/25/2036		577	440,341
Series 2006-42, Class 1A6 6.00%, 01/25/2047		513	394,787
Series 2006-HY12, Class A5 3.019%, 08/25/2036		651	656,714
Series 2006-J1, Class 1A10 5.50%, 02/25/2036		672	604,696
Series 2006-J5, Class 1A1 6.50%, 09/25/2036		562	441,616
Bear Stearns ARM Trust Series 2007-3, Class 1A1 3.151%, 05/25/2047		106	105,985
Series 2007-4, Class 22A1 3.291%, 06/25/2047		453	454,854

52 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

ChaseFlex Trust Series 2007-1, Class 1A3 6.50%, 02/25/2037	U.S.$	424	$225,986
CHL Mortgage Pass-Through Trust Series 2007-HY4, Class 1A1 2.922%, 09/25/2047		113	108,571
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 3.156%, 03/25/2037		68	68,599
CitiMortgage Alternative Loan Trust Series 2007-A3, Class 1A4 5.75%, 03/25/2037		553	557,551
CSMC Mortgage-Backed Trust Series 2006-7, Class 3A12 6.25%, 08/25/2036		214	$129,038
Residential Accredit Loans, Inc. Trust Series 2005-QS14, Class 3A1 6.00%, 09/25/2035		259	254,672
Residential Asset Securitization Trust Series 2006-A8, Class 3A4 6.00%, 08/25/2036		139	96,869
Washington Mutual Mortgage Pass-Through Certificates Trust Series 2006-9, Class A4 4.339%, 10/25/2036		1,292	497,743
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 2.769%, 12/28/2037		431	431,992

			5,470,014

Non-Agency Floating Rate – 0.4%
Alternative Loan Trust Series 2007-7T2, Class A3 0.686% (LIBOR 1 Month + 0.60%), 04/25/2037(l)		2,166	695,323
Citigroup Mortgage Loan Trust Series 2005-8, Class 2A2 4.714% (4.80% – LIBOR 1 Month), 09/25/2035(l) (m)		21	141
Countrywide Home Loan Mortgage Pass-Through Trust Series 2007-13, Class A7 0.686% (LIBOR 1 Month + 0.60%), 08/25/2037(l)		329	140,169
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A10 0.336% (LIBOR 1 Month + 0.25%), 04/25/2037(l)		244	66,494

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 53

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Series 2007-FA2, Class 1A6 5.464% (5.55% – LIBOR 1 Month), 04/25/2037(l) (m)	U.S.$	83	$21,686
Lehman XS Trust Series 2007-10H, Class 2AIO 6.914% (7.00% – LIBOR 1 Month), 07/25/2037(l) (m)		166	31,818
Residential Accredit Loans, Inc. Trust Series 2006-QS18, Class 2A2 6.464% (6.55% – LIBOR 1 Month), 12/25/2036(l) (m)		2,280	390,908
Wachovia Mortgage Loan Trust Series 2006-ALT1, Class A2 0.446% (LIBOR 1 Month + 0.36%), 01/25/2037(l)		6,342	3,389,762

			4,736,301

Agency Fixed Rate – 0.4%
Federal Home Loan Mortgage Corp. REMICs Series 4767, Class KI 6.00%, 03/15/2048(n)		13,131	2,816,967
Freddie Mac Strips Series 247, Class 54 5.50%, 04/15/2036(n)		6,097	1,266,500

			4,083,467

Total Collateralized Mortgage Obligations (cost $80,168,783)			81,858,070

EMERGING MARKETS - SOVEREIGNS – 6.9%
Angola – 0.4%
Angolan Government International Bond
8.00%, 11/26/2029(a)		835	855,249
8.25%, 05/09/2028(a)		400	413,950
9.125%, 11/26/2049(a)		399	403,938
9.375%, 05/08/2048(a)		222	228,355
9.50%, 11/12/2025(a)		2,318	2,545,888

			4,447,380

Argentina – 0.8%
Argentine Republic Government International Bond
0.50%, 07/09/2030		6,045	2,206,510
1.00%, 07/09/2029		1,218	466,458
1.125%, 07/09/2035		16,172	5,272,037
2.00%, 01/09/2038		1,465	564,759
2.50%, 07/09/2041		623	227,265

			8,737,029

54 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Bahrain – 0.5%
Bahrain Government International Bond
5.45%, 09/16/2032(a)	U.S.$	1,146	$1,111,620
5.625%, 09/30/2031(a)		1,193	1,182,039
6.75%, 09/20/2029(a)		528	565,554
7.00%, 10/12/2028(a)		1,253	1,368,903
CBB International Sukuk Programme Co. WLL 6.25%, 11/14/2024(a)		1,116	1,205,489

			5,433,605

Dominican Republic – 0.6%
Dominican Republic International Bond
5.50%, 01/27/2025(a)		149	162,717
8.625%, 04/20/2027(a)		5,719	6,899,616

			7,062,333

Ecuador – 0.2%
Ecuador Government International Bond
Zero Coupon, 07/31/2030(a)		371	192,932
0.50%, 07/31/2040(a)		864	500,420
5.00%, 07/31/2030(a)		1,426	1,194,417

			1,887,769

Egypt – 0.7%
Egypt Government International Bond
6.125%, 01/31/2022(a)		3,559	3,583,913
7.625%, 05/29/2032(a)		1,075	1,064,250
8.50%, 01/31/2047(a)		1,378	1,319,435
8.70%, 03/01/2049(a)		998	963,070
8.875%, 05/29/2050(a)		1,096	1,079,670

			8,010,338

El Salvador – 0.2%
El Salvador Government International Bond
5.875%, 01/30/2025(a)		160	123,600
7.125%, 01/20/2050(a)		2,402	1,657,380
7.625%, 09/21/2034(a)		762	550,545
7.75%, 01/24/2023(a)		339	286,455

			2,617,980

Gabon – 0.3%
Gabon Government International Bond
6.375%, 12/12/2024(a)		789	838,375
6.625%, 02/06/2031(a)		2,986	2,933,372

			3,771,747

Ghana – 0.3%
Ghana Government International Bond
6.375%, 02/11/2027(a)		2,087	1,943,519
8.627%, 06/16/2049(a)		215	192,196
8.95%, 03/26/2051(a)		858	780,941
10.75%, 10/14/2030(a)		780	940,046

			3,856,702

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 55

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Ivory Coast – 0.6%
Ivory Coast Government International Bond
4.875%, 01/30/2032(a)	EUR	1,223	$1,382,396
5.125%, 06/15/2025(a)		168	215,742
5.875%, 10/17/2031(a)		1,880	2,268,617
6.125%, 06/15/2033(a)	U.S.$	752	792,091
6.375%, 03/03/2028(a)		966	1,060,970
6.625%, 03/22/2048(a)	EUR	331	385,762

			6,105,578

Nigeria – 0.7%
Nigeria Government International Bond
6.375%, 07/12/2023(a)	U.S.$	740	778,989
6.50%, 11/28/2027(a)		388	400,683
7.625%, 11/21/2025-11/28/2047(a)		4,965	5,195,361
7.696%, 02/23/2038(a)		810	797,495
7.875%, 02/16/2032(a)		489	505,595

			7,678,123
Oman – 0.4%

Oman Government International Bond
4.125%, 01/17/2023(a)		1,832	1,863,831
4.875%, 02/01/2025(a)		991	1,027,729
6.00%, 08/01/2029(a)		210	219,883
6.25%, 01/25/2031(a)		1,404	1,498,770

			4,610,213

Senegal – 0.4%
Senegal Government International Bond
6.25%, 05/23/2033(a)		593	616,646
6.75%, 03/13/2048(a)		3,345	3,373,851

			3,990,497

South Africa – 0.0%
Republic of South Africa Government International Bond 5.75%, 09/30/2049		200	190,287
Ukraine – 0.7%
Ukraine Government International Bond
7.253%, 03/15/2033(a)		1,886	1,902,267
7.375%, 09/25/2032(a)		1,400	1,427,825
7.75%, 09/01/2022-09/01/2023(a)		4,416	4,694,343

			8,024,435

Venezuela – 0.1%
Venezuela Government International Bond
9.25%, 09/15/2027(c) (i)		7,978	797,800
9.25%, 05/07/2028(a) (c) (i)		300	30,375

			828,175

Total Emerging Markets – Sovereigns (cost $83,342,235)			77,252,191

56 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

EMERGING MARKETS - CORPORATE BONDS – 4.6%
Industrial – 3.8%
Basic – 1.4%
Braskem Idesa SAPI 7.45%, 11/15/2029 (a)	U.S.$	1,010	$1,068,580
Cia de Minas Buenaventura SAA 5.50%, 07/23/2026 (a)		565	556,059
Consolidated Energy Finance SA 6.875%, 06/15/2025 (a)		949	979,319
CSN Inova Ventures 6.75%, 01/28/2028 (a)		2,148	2,288,694
Eldorado Gold Corp. 6.25%, 09/01/2029(a)		986	975,331
First Quantum Minerals Ltd. 6.875%, 10/15/2027(a)		1,215	1,284,815
7.25%, 04/01/2023(a)		4,236	4,310,130
7.50%, 04/01/2025(a)		261	267,740
Indika Energy Capital IV Pte Ltd. 8.25%, 10/22/2025(a)		1,431	1,488,240
OCP SA 3.75%, 06/23/2031(a)		403	401,992
Vedanta Resources Finance II PLC 13.875%, 01/21/2024(a)		2,112	2,277,652
Volcan Cia Minera SAA 4.375%, 02/11/2026(a)		207	201,282

			16,099,834

Capital Goods – 0.3%
Cemex SAB de CV 5.125%, 06/08/2026(a)(j)		505	511,312
7.375%, 06/05/2027(a)		424	469,682
Embraer Netherlands Finance BV 5.40%, 02/01/2027		918	978,244
6.95%, 01/17/2028(a)		724	821,973
Klabin Austria GmbH 7.00%, 04/03/2049(a)		846	1,040,907
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(g)		2,661	40,889

			3,863,007

Communications - Media – 0.0%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(a)		481	476,431

Communications - Telecommunications – 0.4%
C&W Senior Financing DAC 6.875%, 09/15/2027(a)		223	234,354
7.50%, 10/15/2026(a)		395	410,086

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 57

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Digicel Group Holdings Ltd. 7.00%, 10/18/2021(f)(g)(j)	U.S.$	88	$72,186
8.00% (5.00% Cash and 3.00% PIK), 04/01/2025(a)(f)		146	128,456
10.00% (8.00% Cash and 2.00% PIK), 04/01/2024(f)		1,732	1,733,116
Digicel International Finance Ltd./Digicel international Holdings Ltd. 8.75%, 05/25/2024(a)		657	680,974
MTN Mauritius Investments Ltd. 6.50%, 10/13/2026(a)		380	431,775
Sable International Finance Ltd. 5.75%, 09/07/2027(a)		615	645,225

			4,336,172

Consumer Cyclical - Other – 0.6%
Melco Resorts Finance Ltd. 5.375%, 12/04/2029(a)		228	$231,762
5.625%, 07/17/2027(a)		965	980,569
5.75%, 07/21/2028(a)		212	216,816
MGM China Holdings Ltd. 4.75%, 02/01/2027(a)		200	197,255
5.25%, 06/18/2025(a)		222	224,149
5.375%, 05/15/2024(a)		398	403,406
5.875%, 05/15/2026(a)		414	422,487
Sazka Group AS 3.875%, 02/15/2027(a)	EUR	170	199,873
Studio City Finance Ltd. 5.00%, 01/15/2029(a)	U.S.$	609	561,422
6.00%, 07/15/2025(a)		448	443,520
6.50%, 01/15/2028(a)		423	415,471
Wynn Macau Ltd. 4.875%, 10/01/2024(a)		286	276,669
5.50%, 01/15/2026-10/01/2027(a)		1,481	1,429,038
5.625%, 08/26/2028(a)		717	684,925

			6,687,362

Consumer Cyclical - Retailers – 0.0%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022(d)(e)(f)(g)		1,068	– 0	–
K2016470260 South Africa Ltd. 25.00%, 12/31/2022(d)(e)(f)(g)		609	– 0	–

			– 0	–

Consumer Non-Cyclical – 0.2%
Teva Pharmaceutical Finance Netherlands III BV 7.125%, 01/31/2025		1,040	1,135,242
Tonon Luxembourg SA 6.50% (0.50% Cash and 6.00% PIK), 10/31/2024(c)(d)(e)(f)(g)(i)		618	6,243

58 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Ulker Biskuvi Sanayi AS 6.95%, 10/30/2025(a)	U.S.$	327	$346,901
USJ Acucar e Alcool SA 9.875%, 11/09/2023 (a)(c)(i)		670	207,571
Virgolino de Oliveira Finance SA
10.50%, 01/28/2018(b)(c)(g)		4,090	40,900
10.875%, 01/13/2020(b)(c)(g)		480	60,000
11.75%, 02/09/2022(c)(g)(i)		1,620	8,100

			1,804,957

Energy – 0.8%
Cosan SA 5.50%, 09/20/2029(a)		461	486,424
Investment Energy Resources Ltd. 6.25%, 04/26/2029(a)		403	436,751
Kosmos Energy Ltd. 7.50%, 03/01/2028(a)		545	527,731
Leviathan Bond Ltd. 5.75%, 06/30/2023(a)		190	197,802
6.50%, 06/30/2027(a)		1,197	1,316,738
Medco Platinum Road Pte Ltd. 6.75%, 01/30/2025(a)		503	521,014
MV24 Capital BV 6.748%, 06/01/2034(a)		518	548,786
Peru LNG SRL 5.375%, 03/22/2030(a)		2,064	1,656,360
Petrobras Global Finance BV 5.60%, 01/03/2031		1,584	1,718,041
8.75%, 05/23/2026		235	296,746
SEPLAT Petroleum Development Co. PLC 7.75%, 04/01/2026(a)		581	605,693
SierraCol Energy Andina LLC 6.00%, 06/15/2028(a)		239	234,252

			8,546,338

Services – 0.1%
Bidvest Group UK PLC (The) 3.625%, 09/23/2026(a)		454	454,637
StoneCo Ltd. 3.95%, 06/16/2028(a)		309	298,646

			753,283

			42,567,384

Financial Institutions – 0.4%
Banking – 0.1%
Fidelity Bank PLC 10.50%, 10/16/2022(a)		550	586,541

Finance – 0.0%
Global Aircraft Leasing Co., Ltd. 6.50% (6.50% Cash or 7.25% PIK), 09/15/2024(a)(f)		232	228,835

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 59

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Insurance – 0.0%
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc. 7.625% (7.625% Cash or 8.375% PIK), 10/15/2025(a)(f)	U.S.$	400	$424,188

Other Finance – 0.0%
OEC Finance Ltd. 4.375%, 10/25/2029(a)(f)		182	18,051
5.25%, 12/27/2033(a)(f)		575	54,331
7.125%, 12/26/2046(a)(f)		1,509	130,541

			202,923

REITs – 0.3%
Central China Real Estate Ltd. 7.75%, 05/24/2024(a)		206	125,402
China Aoyuan Group Ltd. 5.375%, 09/13/2022(a)		247	222,454
5.88%, 03/01/2027(a)		206	155,530
China Evergrande Group 11.50%, 01/22/2023(a)		400	96,952
China SCE Group Holdings Ltd. 6.00%, 02/04/2026(a)		320	286,859
CIFI Holdings Group Co., Ltd. 4.80%, 05/17/2028(a)		320	297,885
Kaisa Group Holdings Ltd. 9.95%, 07/23/2025(a)		206	152,826
KWG Group Holdings Ltd. 5.95%, 08/10/2025(a)		320	289,155
Ronshine China Holdings Ltd. 7.10%, 01/25/2025(a)		206	140,080
Scenery Journey Ltd. 11.50%, 10/24/2022(a)		494	87,685
12.00%, 10/24/2023(a)		1,128	208,680
Sunac China Holdings Ltd. 5.95%, 04/26/2024(a)		320	257,624
Times China Holdings Ltd. 5.75%, 01/14/2027(a)		320	284,300
Yango Justice International Ltd. 7.50%, 02/17/2025(a)		206	133,900
Yuzhou Group Holdings Co., Ltd. 6.35%, 01/13/2027(a)		207	134,050
Zhenro Properties Group Ltd. 6.63%, 01/07/2026(a)		320	271,926

			3,145,308

			4,587,795

60 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Utility – 0.4%
Electric – 0.4%
AES Gener SA 6.35%, 10/07/2079(a)	U.S.$	495	$521,740
Cemig Geracao e Transmissao SA 9.25%, 12/05/2024(a)		1,927	2,175,102
Light Servicos de Eletricidade SA/Light Energia SA 4.375%, 06/18/2026(a)		1,004	1,001,678
Star Energy Geothermal Wayang Windu Ltd. 6.75%, 04/24/2033(a)		203	232,535
Terraform Global Operating LLC 6.125%, 03/01/2026(g)		118	121,349

			4,052,404

Total Emerging Markets - Corporate Bonds (cost $58,823,432)			51,207,583

BANK LOANS – 4.5%
Industrial – 4.1%
Capital Goods – 0.5%
ACProducts Holdings, Inc. 4.750% (LIBOR 3 Month + 4.25%), 05/17/2028(o)		1,972	1,967,482
Apex Tool Group, LLC 6.500% (LIBOR 1 Month + 5.25%), 08/01/2024(o)		2,174	2,174,719
Granite US Holdings Corporation 4.132% (LIBOR 3 Month + 4.00%), 09/30/2026(d)(o)		1,527	1,527,240
TransDigm, Inc. 2.334% (LIBOR 1 Month + 2.25%), 12/09/2025(o)		347	342,272
Welbilt, Inc. (fka Manitowoc Foodservice, Inc.) 2.584% (LIBOR 1 Month + 2.50%), 10/23/2025(o)		110	109,167

			6,120,880

Communications - Media – 0.2%
Advantage Sales & Marketing, Inc. 6.000% (LIBOR 2 Month + 5.25%), 10/28/2027(o)		1,737	1,743,388
Clear Channel Outdoor Holdings, Inc. 3.629% (LIBOR 3 Month + 3.50%), 08/21/2026(o)		318	311,384
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.) 3.084% (LIBOR 1 Month + 3.00%), 05/01/2026(o)		355	352,103

			2,406,875

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 61

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Communications - Telecommunications – 0.7%
Crown Subsea Communications Holding, Inc. 5.750% (LIBOR 1 Month + 5.00%), 04/27/2027(o)	U.S.$	1,515	$1,523,419
DIRECTV Financing, LLC 5.750% (LIBOR 3 Month + 5.00%), 08/02/2027(o)		700	700,217
Intrado Corporation 5.000% (LIBOR 3 Month + 4.00%), 10/10/2024(o)		974	959,034
Proofpoint, Inc. 6.750% (LIBOR 3 Month + 6.25%), 08/31/2029(d)(o)		2,480	2,504,800
Zacapa SARL 4.632% (LIBOR 3 Month + 4.50%), 07/02/2025(o)		2,148	2,156,814

			7,844,284

Consumer Cyclical - Automotive – 0.0%
Clarios Global LP 3.334% (LIBOR 1 Month + 3.25%), 04/30/2026(o)		431	428,901

Consumer Cyclical - Other – 0.2%
Caesars Resort Collection, LLC 2.834% (LIBOR 1 Month + 2.75%), 12/23/2024(o)		1,376	1,367,487
Golden Nugget Online Gaming, Inc. 13.000% (LIBOR 3 Month + 12.00%), 10/04/2023(d) (o)		22	23,647
Scientific Games International, Inc. 2.834% (LIBOR 1 Month + 2.75%), 08/14/2024(o)		853	849,289

			2,240,423

Consumer Cyclical - Restaurants – 0.1%
IRB Holding Corp. 3.750% (LIBOR 3 Month + 2.75%), 02/05/2025(o)		837	836,008

Consumer Cyclical - Retailers – 0.2%
Great Outdoors Group, LLC 5.000% (LIBOR 3 Month + 4.25%), 03/06/2028(o)		483	484,314
PetSmart LLC 4.500% (LIBOR 3 Month + 3.75%), 02/11/2028(o)		2,230	2,233,189

			2,717,503

62 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Non-Cyclical – 0.8%
Gainwell Acquisition Corp. 4.750% (LIBOR 3 Month + 4.00%), 10/01/2027(o)	U.S.$	1,231	$1,232,497
Global Medical Response, Inc. 5.250% (LIBOR 3 Month + 4.25%), 03/14/2025(o)		900	903,103
Kronos Acquisition Holdings, Inc. 4.250% (LIBOR 3 Month + 3.75%), 12/22/2026(o)		784	763,916
LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.) 3.834% (LIBOR 1 Month + 3.75%), 11/16/2025(o)		793	791,153
Mallinckrodt International Finance S.A. 6.000% (LIBOR 3 Month + 5.25%), 09/24/2024(o)		869	819,788
Padagis LLC 5.250% (LIBOR 3 Month + 4.75%), 07/06/2028(d) (o)		500	500,000
U.S. Renal Care, Inc. 5.084% (LIBOR 1 Month + 5.00%), 06/26/2026(o)		1,539	1,535,231
US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.) 6.250% (LIBOR 3 Month + 5.50%), 12/15/2027(o)		1,965	1,972,205

			8,517,893

Energy – 0.3%
CITGO Petroleum Corporation 7.250% (LIBOR 3 Month + 6.25%), 03/28/2024(o)		516	515,222
Enviva Holdings, LP 6.500% (LIBOR 1 Month + 5.50%), 02/17/2026(d)(o)		2,469	2,456,424

			2,971,646

Other Industrial – 0.2%
American Tire Distributors, Inc. 7.000% (LIBOR 3 Month + 6.00%), 09/01/2023(o)		221	220,905
8.500% (LIBOR 1 Month + 7.50%), 09/02/2024(o)		635	634,805
8.500% (LIBOR 3 Month + 7.50%), 09/02/2024(o)		69	69,300
Dealer Tire, LLC 4.334% (LIBOR 1 Month + 4.25%), 12/12/2025(o)		295	294,626

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 63

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

FCG Acquisitions, Inc. 7.250% (LIBOR 3 Month + 6.75%), 03/30/2029(d)(o)	U.S.$	640	$638,400
Rockwood Service Corporation 4.084% (LIBOR 1 Month + 4.00%), 01/23/2027(d)(o)		85	85,013

			1,943,049

Services – 0.2%
Amentum Government Services Holdings LLC 3.584% (LIBOR 1 Month + 3.50%), 01/29/2027(o)		316	315,210
Parexel International Corporation 2.834% (LIBOR 1 Month + 2.75%), 09/27/2024(o)		225	224,639
Team Health Holdings, Inc. 3.750% (LIBOR 1 Month + 2.75%), 02/06/2024(o)		731	710,768
Verscend Holding Corp. 4.084% (LIBOR 1 Month + 4.00%), 08/27/2025(o)		754	754,152

			2,004,769

Technology – 0.7%
athenahealth, Inc. 4.377% (LIBOR 3 Month + 4.25%), 02/11/2026(o)		2,006	2,009,727
BMC Software, Inc. 03/23/2026(d)(p)		690	697,763
Boxer Parent Company, Inc. 3.882% (LIBOR 3 Month + 3.75%), 10/02/2025(o)		1,506	1,496,667
Endurance International Group Holdings, Inc. 4.250% (LIBOR 3 Month + 3.50%), 02/10/2028(o)		1,989	1,976,336
Peraton Corp. 4.500% (LIBOR 1 Month + 3.75%), 02/01/2028(o)		637	636,902
Presidio Holdings Inc. 3.590% (LIBOR 1 Month + 3.50%), 01/22/2027(o)		20	20,452
3.630% (LIBOR 3 Month + 3.50%), 01/22/2027(o)		373	371,712
Veritas US Inc. 6.000% (LIBOR 3 Month + 5.00%), 09/01/2025(o)		583	585,168

			7,794,727

			45,826,958

64 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Utility – 0.2%
Electric – 0.2%
Generation Bridge Acquisition, LLC 08/06/2028(d)(p)	U.S.$	640	$641,600
Granite Generation LLC 4.750% (LIBOR 1 Month + 3.75%), 11/09/2026(o)		1,601	1,570,969
4.750% (LIBOR 3 Month + 3.75%), 11/09/2026(o)		313	307,259

			2,519,828

Financial Institutions – 0.2%
Insurance – 0.2%
Jones DesLauriers Insurance Management, Inc. 8.00% (CDOR 3 Month + 7.50%), 03/26/2029(d)(o)	CAD	1,214	963,868
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.) 3.834% (LIBOR 1 Month + 3.75%), 09/03/2026(o)	U.S.$	1,380	$1,376,165

			2,340,033

Total Bank Loans (cost $50,224,768)			50,686,819

GOVERNMENTS - TREASURIES – 3.8%
United States – 3.8%
U.S. Treasury Bonds 2.75%, 11/15/2042(q)		2,154	2,415,509
5.00%, 05/15/2037(q)		1,824	2,637,960
5.25%, 02/15/2029(r)		1,320	1,682,175
6.125%, 11/15/2027(s)		1,000	1,292,188
U.S. Treasury Notes 2.25%, 02/15/2027(r)(s)		18,950	20,122,531
2.875%, 08/15/2028(r)		12,787	14,117,647

Total Governments—Treasuries (cost $37,795,362)			42,268,010

COLLATERALIZED LOAN OBLIGATIONS – 2.0%
CLO - Floating Rate – 2.0%
Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 2.134% (LIBOR 3 Month + 2.00%), 04/17/2033(a)(l)		2,358	2,360,204
Balboa Bay Loan Funding Ltd. Series 2020-1A, Class E 8.024% (LIBOR 3 Month + 7.89%), 01/20/2032(a)(l)		359	359,492

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 65

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Ballyrock CLO 15 Ltd. Series 2021-1A, Class D 6.386% (LIBOR 3 Month + 6.22%), 04/15/2034(a)(l)	U.S.$	250	$244,555
Dryden 49 Senior Loan Fund Series 2017-49A, Class E 6.434% (LIBOR 3 Month + 6.30%), 07/18/2030(a)(l)		417	414,780
Dryden 78 CLO Ltd. Series 2020-78A, Class C 2.084% (LIBOR 3 Month + 1.95%), 04/17/2033(a)(l)		3,000	3,004,785
Series 2020-78A, Class D 3.134% (LIBOR 3 Month + 3.00%), 04/17/2033(a)(l)		1,329	1,331,815
Dryden CLO Ltd. Series 2018-57A, Class E 5.325% (LIBOR 3 Month + 5.20%), 05/15/2031(a)(l)		275	262,878
Elevation CLO Ltd. Series 2020-11A, Class C 2.326% (LIBOR 3 Month + 2.20%), 04/15/2033(a)(l)		648	632,972
Series 2020-11A, Class D1
3.976% (LIBOR 3 Month + 3.85%), 04/15/2033(a)(l)		1,006	1,008,866
Elmwood CLO Ltd. Series 2021-2A, Class E 6.089% (LIBOR 3 Month + 5.95%), 07/20/2034(a)(l)		250	249,939
Elmwood CLO VII Ltd. Series 2020-4A, Class E 7.234% (LIBOR 3 Month + 7.10%), 01/17/2034(a)(l)		402	404,751
Elmwood CLO VIII Ltd. Series 2021-1A, Class E1 6.134% (LIBOR 3 Month + 6.00%), 01/20/2034(a)(l)		350	350,619
Flatiron CLO 21 Ltd. Series 2021-1A, Class E 6.151% (LIBOR 3 Month + 6.00%), 07/19/2034(a)(l)		400	383,937
Kayne CLO 10 Ltd. Series 2021-10A, Class E 6.05% (LIBOR 3 Month + 5.85%), 04/23/2034(a)(l)		750	735,958
Kayne CLO 11 Ltd. Series 2021-11A, Class E 6.416% (LIBOR 3 Month + 6.25%), 04/15/2034(a)(l)		355	355,281

66 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Kayne CLO 4 Ltd. Series 2019-4A, Class E 6.875% (LIBOR 3 Month + 6.75%), 04/25/2032(a)(l)	U.S.$	585	$585,481
Madison Park Funding LI Ltd. Series 2021-51A, Class E 6.42% (LIBOR 3 Month + 6.27%), 07/19/2034(a)(l)		250	249,918
OCP CLO Ltd. Series 2021-21A, Class E 6.46% (LIBOR 3 Month + 6.28%), 07/20/2034(a)(l)		250	248,549
Octagon Investment Partners 29 Ltd. Series 2016-1A, Class DR 3.225% (LIBOR 3 Month + 3.10%), 01/24/2033(a)(l)		1,701	1,694,849
OZLM XXII Ltd. Series 2018-22A, Class D 5.434% (LIBOR 3 Month + 5.30%), 01/17/2031(a)(l)		349	318,801
Palmer Square CLO Ltd. Series 2021-1A, Class D 6.134% (LIBOR 3 Month + 6.00%), 04/20/2034(a)(l)		1,202	1,202,203
Rockford Tower CLO Ltd. Series 2019-1A, Class ER 6.454% (LIBOR 3 Month + 6.32%), 04/20/2034(a)(l)		250	242,595
Series 2021-2A, Class E 6.513% (LIBOR 3 Month + 6.40%), 07/20/2034(a)(l)		250	245,881
Series 2021-3A, Class E 7.07% (LIBOR 3 Month + 6.72%), 10/20/2034(a)(l)		1,062	1,046,558
Sixth Street CLO XVII Ltd. Series 2021-17A, Class E 6.369% (LIBOR 3 Month + 6.20%), 01/20/2034(a)(l)		1,000	1,001,806
Series 2021-18A, Class E 6.722% (LIBOR 3 Month + 6.50%), 04/20/2034(a)(l)		1,238	1,200,256
Series 2021-20A, Class E 6.26% (LIBOR 3 Month + 6.15%), 10/20/2034(a)(l)		679	678,802
Trimaran Cavu Ltd. Series 2019-1A, Class E 7.174% (LIBOR 3 Month + 7.04%), 07/20/2032(a)(l)		485	476,264

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 67

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Voya CLO Ltd. Series 2019-1A, Class DR 2.976% (LIBOR 3 Month + 2.85%), 04/15/2031(a)(l)	U.S.$	1,050	$1,047,097

Total Collateralized Loan Obligations (cost $22,452,169)			22,339,892

		Shares
COMMON STOCKS – 1.8%
Energy – 0.7%
Energy Equipment & Services – 0.0%
Vantage Drilling International(c)		18,414	49,718

Oil, Gas & Consumable Fuels – 0.7%
Berry Corp.		133,464	962,275
Bonanza Creek Energy, Inc.		3,393	162,524
CHC Group LLC(c)(t)		420,181	9,244
Denbury, Inc.(c)		13,059	917,395
Diamond Offshore Drilling, Inc.(c)(g)		23,444	135,975
Diamond Offshore Drilling, Inc.(c)		111,326	645,691
Golden Energy Offshore Services AS(c)		916,212	91,707
Gulfport Energy Operating Corp.(c)		44,037	3,620,282
K201640219 South Africa Ltd. A Shares(c)(d)(e)		12,695,187	13
K201640219 South Africa Ltd. B Shares(c)(d)(e)		2,009,762	2
Paragon Offshore Ltd. - Class A(c)(d)		11,814	1,181
Paragon Offshore Ltd. - Class B(c)(d)		17,721	177,210
SandRidge Energy, Inc.(c)		243	3,161
Whiting Petroleum Corp.(c)		15,070	880,239

			7,606,899

			7,656,617

Consumer Discretionary – 0.3%
Auto Components – 0.3%
ATD New Holdings, Inc.(c)(d)		20,185	1,382,672
Ep Energy Corp.(c)(e)		6,941	624,690
Exide Corp.(c)(d)(e)		643	1,318,150

			3,325,512

Hotels, Restaurants & Leisure – 0.0%
Caesars Entertainment, Inc.(c)		1,674	187,957
Carlson Travel, Inc.(c)(d)		138	– 0	–

			187,957

Internet & Direct Marketing Retail – 0.0%
Golo Mobile, Inc.(c)(d)(e)		38,543	894

			3,514,363

68 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Shares	U.S. $ Value

Financials – 0.3%
Insurance – 0.3%
Mt. Logan Re Ltd.(c)(d)(e)		3,082	$2,789,654
Mt. Logan Re Ltd. (Series 1) (Preference Shares)(c)(d)(e)		700	675,107

			3,464,761

Consumer Staples – 0.2%
Food & Staples Retailing – 0.2%
Southeastern Grocers, Inc.(c)(d)(e)		120,615	2,593,223

Information Technology – 0.1%
IT Services – 0.1%
Ag Tracker(c)(d)(e)		101,491	– 0	–
Paysafe Ltd.(c)		128,508	995,937

			995,937

Software – 0.0%
Avaya Holdings Corp.(c)		18,153	359,248
Monitronics International, Inc.(c)		35,682	187,330

			546,578

			1,542,515

Communication Services – 0.1%
Media – 0.1%
iHeartMedia, Inc. - Class A(c)		25,545	639,136

Industrials – 0.1%
Building Products – 0.0%
New Cotai LLC/New Cotai Capital Corp.(c)(d)(e)		3	– 0	–

Construction & Engineering – 0.1%
WillScot Mobile Mini Holdings Corp.(c)		18,809	596,621

			596,621

Materials – 0.0%
Metals & Mining – 0.0%
BIS Industries Holdings Ltd.(c)(d)(e)		838,296	1
Neenah Enterprises, Inc.(c)(d)(e)		58,200	– 0	–

			1

Total Common Stocks (cost $30,022,000)			20,007,237

		Principal Amount (000)
QUASI-SOVEREIGNS – 1.2%
Quasi-Sovereign Bonds – 1.2%
Bahrain – 0.2%
Oil and Gas Holding Co. BSCC (The) 7.625%, 11/07/2024(a)	U.S.$	469	512,828
8.375%, 11/07/2028(a)		1,346	1,552,779

			2,065,607

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 69

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Indonesia – 0.0%
Indonesia Asahan Aluminium Persero PT 5.71%, 11/15/2023(a)	U.S.$	224	$244,731

Mexico – 0.8%
Petroleos Mexicanos 5.95%, 01/28/2031		3,986	3,854,063
6.49%, 01/23/2027		507	533,263
6.50%, 01/23/2029		318	325,878
6.75%, 09/21/2047		2,937	2,544,470
6.84%, 01/23/2030		222	228,194
6.95%, 01/28/2060		1,024	887,194

			8,373,062

Oman – 0.1%
Lamar Funding Ltd. 3.958%, 05/07/2025(a)		1,037	1,039,060
Panama – 0.0%
Aeropuerto Internacional de Tocumen SA 4.00%, 08/11/2041(a)		249	253,249
5.125%, 08/11/2061(a)		236	247,549

			500,798

South Africa – 0.1%
Eskom Holdings SOC Ltd. 6.35%, 08/10/2028(a)		562	598,179
7.125%, 02/11/2025(a)		437	453,879

			1,052,058

Total Quasi-Sovereigns (cost $12,032,854)			13,275,316

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.0%
Non-Agency Fixed Rate CMBS – 1.0%
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class XA 1.501%, 04/10/2046(n)		1,277	20,831
Series 2013-GC17, Class D 5.26%, 11/10/2046(a)		902	835,450
Commercial Mortgage Trust
Series 2012-CR3, Class F 4.75%, 10/15/2045(a)		182	32,841
Series 2012-CR3, Class XA 1.994%, 10/15/2045(n)		6,991	75,323
Series 2012-CR5, Class XA 1.648%, 12/10/2045(n)		1,660	22,934
Series 2013-LC6, Class D 4.438%, 01/10/2046(a)		3,916	3,884,218
Series 2014-CR15, Class XA 0.86%, 02/10/2047(n)		1,332	20,467
Series 2014-CR20, Class XA 1.151%, 11/10/2047(n)		9,049	238,923

70 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

GS Mortgage Securities Corp. II Series 2013-GC10, Class XA 1.625%, 02/10/2046(n)	U.S.$	722	$11,103
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class XA 1.749%, 11/15/2045(a)(n)		5,354	41,232
UBS-Barclays Commercial Mortgage Trust Series 2012-C4, Class XA 1.728%, 12/10/2045(a)(n)		740	8,269
WF-RBS Commercial Mortgage Trust
Series 2011-C4, Class D 5.024%, 06/15/2044(a)		1,022	973,191
Series 2012-C7, Class XA 1.449%, 06/15/2045(a)(n)		1,232	3,367
Series 2012-C8, Class E 5.046%, 08/15/2045(a)		3,766	3,596,855
Series 2012-C10, Class XA 1.635%, 12/15/2045(a)(n)		2,766	35,916
Series 2014-C25, Class D 3.803%, 11/15/2047(a)		1,807	1,718,145

			11,519,065

Non-Agency Floating Rate CMBS – 0.0%
Morgan Stanley Capital I Trust Series 2019-BPR, Class E 4.834% (LIBOR 1 Month + 4.75%), 05/15/2036(a)(l)		301	208,801

Total Commercial Mortgage-Backed Securities (cost $11,681,404)			11,727,866

ASSET-BACKED SECURITIES – 0.6%
Other ABS - Fixed Rate – 0.2%
Consumer Loan Underlying Bond Certificate Issuer Trust I
Series 2018-7, Class PT 10.903%, 06/15/2043(g)		65	63,976
Series 2019-24, Class PT 10.888%, 08/15/2044(g)		174	174,206
Series 2019-36, Class PT 13.263%, 10/17/2044(g)		269	271,776
Series 2019-43, Class PT 6.279%, 11/15/2044(g)		118	116,300
Consumer Loan Underlying Bond Club Certificate Issuer Trust I
Series 2018-4, Class PT 12.415%, 05/15/2043(g)		53	52,369
Series 2018-12, Class PT 13.755%, 06/15/2043(g)		54	53,721

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 71

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Consumer Loan Underlying Bond Credit Trust Series 2018-3, Class PT 11.606%, 03/16/2043(g)	U.S.$	12	$11,475
Marlette Funding Trust Series 2018-3A, Class C 4.63%, 09/15/2028(a)		726	727,033
SoFi Consumer Loan Program LLC
Series 2016-1, Class R Zero Coupon, 08/25/2025(d)(e)(g)		290	219,172
Series 2017-3, Class R Zero Coupon, 05/25/2026(d)(e)(g)		10	441,000
Series 2017-5, Class R1 Zero Coupon, 09/25/2026(d)(e)(g)		12	262,269
SoFi Consumer Loan Program Trust Series 2018-1, Class R1 Zero Coupon, 02/25/2027(d)(e)(g)		16	395,100

			2,788,397

Home Equity Loans - Fixed Rate – 0.2%
CSAB Mortgage-Backed Trust Series 2006-2, Class A6A 6.22%, 09/25/2036		559	260,457
CWABS Asset-Backed Certificates Trust Series 2005-7, Class AF5W 5.054%, 10/25/2035		321	323,371
GSAA Home Equity Trust
Series 2005-12, Class AF5 6.159%, 09/25/2035		753	636,138
Series 2006-10, Class AF3 5.985%, 06/25/2036		941	379,813
Series 2006-6, Class AF4 6.121%, 03/25/2036		1,303	531,303
Series 2006-6, Class AF5 6.741%, 03/25/2036		483	196,927
Lehman XS Trust Series 2007-6, Class 3A5 4.474%, 05/25/2037		61	62,215

			2,390,224

Autos - Fixed Rate – 0.2%
CPS Auto Trust Series 2018-C, Class D 4.40%, 06/17/2024(a)		1,050	1,067,773
Flagship Credit Auto Trust Series 2019-4, Class E 4.11%, 03/15/2027(a)		770	810,350

			1,878,123

Total Asset-Backed Securities (cost $10,961,070)			7,056,744

72 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.5%
United States – 0.5%
State of California Series 2010 7.60%, 11/01/2040	U.S.$	750	$1,293,029
State of Illinois Series 2010 7.35%, 07/01/2035		1,915	2,430,991
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(a)		1,435	1,515,518

Total Local Governments - US Municipal Bonds (cost $4,113,247)			5,239,538

		Shares
PREFERRED STOCKS – 0.5%
Industrial – 0.4%
Energy – 0.3%
Gulfport Energy Operating Corp. 10.00%(c)(d)		142	830,700
Targa Resources Corp. Series A 9.50%		2,000	2,151,915

			2,982,615

INDUSTRIAL CONGLOMERATES – 0.1%
WESCO International, Inc. Series A 10.625%		35,175	1,103,791

			4,086,406

Financial Institutions – 0.1%
Insurance – 0.1%
Hartford Financial Services Group, Inc. (The) 7.875%		42,175	1,094,441

Total Preferred Stocks (cost $4,270,718)			5,180,847

INFLATION-LINKED SECURITIES – 0.2%
Colombia – 0.2%
Fideicomiso PA Concesion Ruta al Mar 6.75%, 02/15/2044(a)	COP	1,437,090	280,227

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 73

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Fideicomiso PA Costera 6.25%, 01/15/2034(a)	U.S.$	1,230,800	$334,646
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035(g)		6,642,880	1,900,159

Total Inflation-Linked Securities (cost $2,836,976)			2,515,032

GOVERNMENTS - SOVEREIGN BONDS – 0.1%
Colombia – 0.1%
Colombia Government International Bond 4.125%, 05/15/2051		1,258	1,084,081

Netherlands – 0.0%
SNS Bank NV Series E 11.25%, 12/31/2049(c)(d)(e)(j)	EUR	620	– 0	–

Total Governments – Sovereign Bonds (cost $2,092,283)			1,084,081

		Shares
WARRANTS – 0.1%
Avaya Holdings Corp., expiring 12/15/2022(c)		53,489	96,280
Encore Automotive Acceptance, expiring 07/05/2031(c)(d)(e)		8	– 0	–
Flexpath Capital, Inc., expiring 04/15/2031(c)(d)(e)		10,974	– 0	–
SandRidge Energy, Inc., A-CW22, expiring 10/04/2022(c)		47,161	2,122
SandRidge Energy, Inc., B-CW22, expiring 10/04/2022(c)		19,860	3,178
Willscot Corp., expiring 11/29/2022(c)(d)(e)		29,123	478,817

Total Warrants (cost $385,301)			580,397

RIGHTS – 0.0%
Vistra Energy Corp., expiring 12/31/2049(c)(d) (cost $0)		10,721	14,205

SHORT-TERM INVESTMENTS – 1.1%
Investment Companies – 0.8%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.01%(u)(v)(w) (cost $9,653,501)		9,653,501	9,653,501

74 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)		U.S. $ Value

Time Deposits – 0.3%
BBH, Grand Cayman (0.23)%, 10/01/2021	AUD	6		$4,675
0.00%, 10/01/2021	CAD	150		118,429
0.01%, 10/01/2021	NZD	0	**	130
3.50%, 10/01/2021	ZAR	454		30,139
Citibank, London (0.79)%, 10/01/2021	EUR	390		452,006
0.00%, 10/01/2021	GBP	45		60,250
SEB, Stockholm 0.01%, 10/01/2021	U.S.$	3,006		3,005,565

Total Time Deposits (cost $3,671,194)				3,671,194

Total Short-Term Investments (cost $13,324,695)				13,324,695

Total Investments – 101.3%
(cost $1,120,452,580)				1,133,888,404
Other assets less liabilities – (1.3)%				(14,328,835)

Net Assets – 100.0%				$1,119,559,569

FUTURES (see Note C)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	110	December 2021	$15,977,500	$(241,094)
U.S. Long Bond (CBT) Futures	60	December 2021	9,553,125	(197,727)
U.S. T-Note 10 Yr (CBT) Futures	257	December 2021	33,823,609	(322,141)
U.S. Ultra Bond (CBT) Futures	75	December 2021	14,329,688	(417,305)
Sold Contracts
U.S. T-Note 5 Yr (CBT) Futures	177	December 2021	21,725,367	159,023

				$(1,019,244)

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note C)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	CLP	8,085	USD	10	11/12/2021	$152
Bank of America, NA	USD	9	INR	689	10/08/2021	(41)
Bank of America, NA	USD	61	INR	4,572	10/08/2021	928
Bank of America, NA	USD	9	KRW	10,147	10/28/2021	41
Barclays Bank PLC	KRW	8,541	USD	7	10/28/2021	256
Barclays Bank PLC	INR	731	USD	10	10/08/2021	(80)
Barclays Bank PLC	TWD	289	USD	10	10/21/2021	57

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 75

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	IDR	640,964	USD	44	10/15/2021	$(636)
BNP Paribas SA	KRW	25,217	USD	22	10/28/2021	461
BNP Paribas SA	INR	636	USD	8	10/08/2021	(139)
BNP Paribas SA	CNH	582	USD	90	12/09/2021	(118)
BNP Paribas SA	TWD	350	USD	13	10/21/2021	7
BNP Paribas SA	TWD	817	USD	29	10/21/2021	(52)
BNP Paribas SA	BRL	55	USD	10	10/04/2021	12
BNP Paribas SA	USD	21	BRL	115	11/03/2021	(169)
BNP Paribas SA	USD	11	BRL	55	10/04/2021	(548)
BNP Paribas SA	USD	39	TWD	1,067	10/21/2021	(253)
BNP Paribas SA	USD	17	TWD	468	10/21/2021	21
BNP Paribas SA	USD	13	INR	991	10/08/2021	(68)
BNP Paribas SA	USD	18	IDR	253,821	01/27/2022	(23)
BNP Paribas SA	USD	24	IDR	343,254	10/15/2021	(118)
BNP Paribas SA	USD	34	IDR	490,126	10/15/2021	663
Brown Brothers Harriman & Co.	JPY	9,285	USD	85	11/17/2021	1,266
Brown Brothers Harriman & Co.	MXN	2,856	USD	141	10/28/2021	3,062
Brown Brothers Harriman & Co.	EUR	808	USD	957	11/08/2021	20,768
Brown Brothers Harriman & Co.	ZAR	331	USD	23	11/24/2021	1,150
Brown Brothers Harriman & Co.	NOK	322	USD	37	10/13/2021	391
Brown Brothers Harriman & Co.	CNH	100	USD	15	12/09/2021	(31)
Brown Brothers Harriman & Co.	NOK	333	USD	38	10/13/2021	(493)
Brown Brothers Harriman & Co.	CHF	125	USD	137	10/28/2021	3,240
Brown Brothers Harriman & Co.	TRY	65	USD	7	12/02/2021	150
Brown Brothers Harriman & Co.	SEK	254	USD	29	10/13/2021	380
Brown Brothers Harriman & Co.	NZD	91	USD	64	10/15/2021	638
Brown Brothers Harriman & Co.	PLN	160	USD	41	12/07/2021	269
Brown Brothers Harriman & Co.	PLN	39	USD	10	12/07/2021	(23)
Brown Brothers Harriman & Co.	SGD	59	USD	44	11/10/2021	218
Brown Brothers Harriman & Co.	NZD	14	USD	10	10/15/2021	(114)
Brown Brothers Harriman & Co.	AUD	23	USD	17	11/09/2021	186
Brown Brothers Harriman & Co.	SGD	11	USD	8	11/10/2021	(31)
Brown Brothers Harriman & Co.	GBP	21	USD	29	11/10/2021	486
Brown Brothers Harriman & Co.	USD	3,427	EUR	2,882	11/08/2021	(86,337)
Brown Brothers Harriman & Co.	USD	40	CHF	37	10/28/2021	(772)
Brown Brothers Harriman & Co.	USD	41	AUD	57	11/09/2021	169
Brown Brothers Harriman & Co.	USD	19	NZD	26	10/15/2021	(588)
Brown Brothers Harriman & Co.	USD	81	PLN	313	12/07/2021	(2,343)
Brown Brothers Harriman & Co.	USD	40	SGD	54	11/10/2021	94
Brown Brothers Harriman & Co.	USD	35	SEK	304	10/13/2021	(533)
Brown Brothers Harriman & Co.	USD	11	CNH	68	12/09/2021	6
Brown Brothers Harriman & Co.	USD	10	NOK	87	10/13/2021	180
Brown Brothers Harriman & Co.	USD	70	CAD	89	11/19/2021	476
Brown Brothers Harriman & Co.	USD	52	ZAR	778	11/24/2021	(922)
Brown Brothers Harriman & Co.	USD	10	ZAR	155	11/24/2021	70
Brown Brothers Harriman & Co.	USD	31	MXN	634	10/28/2021	(608)
Brown Brothers Harriman & Co.	USD	89	NOK	772	10/13/2021	(379)
Brown Brothers Harriman & Co.	USD	26	JPY	2,933	11/17/2021	88
Brown Brothers Harriman & Co.	USD	90	JPY	9,895	11/17/2021	(1,099)
Citibank, NA	COP	14,659,412	USD	3,818	11/12/2021	(21,428)
Citibank, NA	BRL	861	USD	161	10/04/2021	3,134
Citibank, NA	BRL	378	USD	70	11/03/2021	1,140
Citibank, NA	USD	10	BRL	53	11/03/2021	(56)

76 | ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	159	BRL	861	10/04/2021	$(1,239)
Citibank, NA	USD	74	RUB	5,455	12/15/2021	(97)
Deutsche Bank AG	RUB	10,821	USD	147	12/15/2021	94
Goldman Sachs Bank USA	IDR	144,628	USD	10	10/15/2021	57
Goldman Sachs Bank USA	IDR	108,611	USD	7	10/15/2021	(81)
Goldman Sachs Bank USA	KRW	64,370	USD	56	10/28/2021	1,448
Goldman Sachs Bank USA	CLP	16,381	USD	21	11/12/2021	527
Goldman Sachs Bank USA	GBP	3,411	USD	4,685	11/10/2021	88,819
Goldman Sachs Bank USA	INR	1,646	USD	22	10/08/2021	(271)
Goldman Sachs Bank USA	BRL	50	USD	9	10/04/2021	11
Goldman Sachs Bank USA	USD	9	BRL	50	10/04/2021	(310)
Goldman Sachs Bank USA	USD	14	BRL	77	11/03/2021	(375)
Goldman Sachs Bank USA	USD	24	TWD	667	10/21/2021	(88)
Goldman Sachs Bank USA	USD	29	INR	2,192	10/08/2021	141
Goldman Sachs Bank USA	USD	7	INR	542	10/08/2021	(32)
Goldman Sachs Bank USA	USD	47	IDR	695,360	10/15/2021	1,012
HSBC Bank USA	USD	8	CLP	5,968	11/12/2021	(175)
HSBC Bank USA	USD	1	IDR	9,750	10/15/2021	18
JPMorgan Chase Bank, NA	IDR	452,036	USD	31	10/15/2021	(312)
JPMorgan Chase Bank, NA	COP	92,752	USD	24	11/12/2021	(249)
JPMorgan Chase Bank, NA	EUR	1,923	USD	2,257	11/08/2021	27,860
JPMorgan Chase Bank, NA	INR	550	USD	7	10/08/2021	(99)
JPMorgan Chase Bank, NA	USD	9	TWD	242	10/21/2021	(67)
JPMorgan Chase Bank, NA	USD	3,825	EUR	3,213	11/08/2021	(101,136)
Morgan Stanley Capital Services LLC	COP	51,334	USD	13	11/12/2021	(79)
Morgan Stanley Capital Services LLC	CLP	7,703	USD	10	11/12/2021	260
Morgan Stanley Capital Services LLC	USD	8	RUB	616	12/15/2021	13
Morgan Stanley Capital Services LLC	USD	77	KRW	88,086	10/28/2021	(2,895)
Royal Bank of Scotland PLC	IDR	142,806	USD	10	10/15/2021	25
Royal Bank of Scotland PLC	COP	37,797	USD	10	11/12/2021	(43)
Royal Bank of Scotland PLC	KRW	27,025	USD	24	10/28/2021	716
Royal Bank of Scotland PLC	INR	779	USD	10	10/08/2021	(161)
Royal Bank of Scotland PLC	TWD	671	USD	24	10/21/2021	(94)
Royal Bank of Scotland PLC	USD	10	CNH	67	12/09/2021	10
Royal Bank of Scotland PLC	USD	10	TWD	277	10/21/2021	(18)
Royal Bank of Scotland PLC	USD	8	KRW	9,531	10/28/2021	(113)
Standard Chartered Bank	IDR	115,348	USD	8	10/15/2021	(239)
Standard Chartered Bank	CLP	5,951	USD	8	11/12/2021	262
Standard Chartered Bank	TWD	378	USD	14	10/21/2021	(99)
Standard Chartered Bank	TWD	344	USD	12	10/21/2021	4
Standard Chartered Bank	USD	23	INR	1,721	10/08/2021	195
Standard Chartered Bank	USD	46	TWD	1,294	10/21/2021	109
UBS AG	EUR	42,876	USD	50,971	11/08/2021	1,271,428
UBS AG	CLP	6,010	USD	8	11/12/2021	261
UBS AG	TWD	249	USD	9	10/21/2021	23
UBS AG	TWD	243	USD	9	10/21/2021	(36)
UBS AG	USD	9	INR	704	10/08/2021	81

						$1,207,223

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PORTFOLIO OF INVESTMENTS (continued)

CURRENCY OPTIONS WRITTEN (see Note C)

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
GBP vs. EUR(x)	Bank of America, NA	73,610	GBP	0.87	October 2021	GBP	74	$110	$(59)
NOK vs. EUR(x)	JPMorgan Chase Bank, NA	868,275	NOK	10.22	October 2021	NOK	868	142	(111)
NOK vs. USD(x)	Bank of America, NA	876,000	NOK	8.76	October 2021	NOK	876	209	(423)

								$461	$(593)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS (see Note C)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2021		Notional Amount (000)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Brazilian Government International Bond, 4.250%, 01/07/2025, 06/20/2026*	1.00%	Quarterly	1.89%	USD	316	$(12,809)	$(14,543)	$1,734
CDX-NAHY Series 34, 5 Year Index, 06/20/2025*	5.00	Quarterly	2.49	USD	19,027	1,694,691	93,938	1,600,753
CDX-NAHY Series 37, 5 Year Index, 12/20/2026*	5.00	Quarterly	3.01	USD	143,551	13,468,892	13,760,857	(291,965)
iTraxx Europe Crossover Series 36, 5 Year Index, 12/20/2026*	5.00	Quarterly	2.53	EUR	36,820	5,099,886	5,186,371	(86,485)
South Africa Government International Bond, 5.875%, 09/16/2025, 06/20/2026*	1.00	Quarterly	1.94	USD	2,376	(102,078)	(134,230)	32,152

						$20,148,582	$18,892,393	$1,256,189

*	Termination date

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PORTFOLIO OF INVESTMENTS (continued)

CREDIT DEFAULT SWAPS (see Note C)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00%	Monthly	10.00%	USD	282	$(126,896)	$(136,806)	$9,910
CDX-CMBX.NA.BB Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	454	(128,974)	(48,926)	(80,048)
Credit Suisse International
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	4,820	(2,165,461)	(719,315)	(1,446,146)
International Game Technology, 4.750%, 02/15/2023, 06/20/2022*	5.00	Quarterly	0.40	EUR	310	12,614	5,072	7,542
Deutsche Bank AG
CDX-CMBX.NA.BB Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	258	(73,293)	(27,469)	(45,824)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	364	(103,437)	(40,926)	(62,511)
Goldman Sachs Bank USA
United States Steel Corp., 6.650%, 06/01/2037, 12/20/2021*	5.00	Quarterly	0.34	USD	700	7,816	(2,507)	10,323
Goldman Sachs International
Avis Budget Car Rental LLC, 5.250%, 03/15/2025, 12/20/2023*	5.00	Quarterly	0.95	USD	270	24,626	7,719	16,907
Avis Budget Car Rental LLC, 5.250%, 03/15/2025, 12/20/2023*	5.00	Quarterly	0.95	USD	300	27,363	13,424	13,939
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	57	(25,552)	(27,511)	1,959
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	57	(25,552)	(27,511)	1,959
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	1,607	(721,965)	(265,062)	(456,903)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	1,996	(896,810)	(282,009)	(614,801)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	2,824	(1,268,651)	(398,938)	(869,713)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	4,820	(2,164,122)	(759,152)	(1,404,970)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	9,640	(4,330,923)	(1,372,132)	(2,958,791)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	13,015	(5,846,746)	(1,849,890)	(3,996,856)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	133	(37,783)	(13,771)	(24,012)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	180	(51,150)	(15,472)	(35,678)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	360	(102,300)	(34,105)	(68,195)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	360	(102,300)	(31,517)	(70,783)

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PORTFOLIO OF INVESTMENTS (continued)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	371	$(105,426)	$(30,045)	$(75,381)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	530	(150,564)	(54,484)	(96,080)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	719	(204,316)	(74,450)	(129,866)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,041	(295,731)	(107,730)	(188,001)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	2,158	(613,232)	(178,859)	(434,373)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	6,400	(1,818,667)	(739,298)	(1,079,369)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	12,000	(3,410,000)	(1,322,125)	(2,087,875)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	113	(50,672)	(53,396)	2,724
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	351	(157,646)	(156,779)	(867)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	351	(157,646)	(144,879)	(12,767)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	351	(157,646)	(144,030)	(13,616)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	350	(157,212)	(142,789)	(14,423)
CDX-CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	10.00	USD	350	(157,212)	(141,944)	(15,268)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BB Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,188	(337,491)	(119,696)	(217,795)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,272	(361,354)	(133,460)	(227,894)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	3,340	(949,117)	(35,465)	(913,652)

						$(27,183,428)	$(9,606,233)	$(17,577,195)

*	Termination date

TOTAL RETURN SWAPS (see Note C)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International Markit iBoxx EUR Contingent Convertible Liquid Developed Market AT1	3 Month EURIBOR	Quarterly	EUR 8,779	12/20/2021	$(173,438)

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PORTFOLIO OF INVESTMENTS (continued)

REVERSE REPURCHASE AGREEMENTS (see Note C)

Broker	Principal Amount (000)	Currency	Interest Rate		Maturity	U.S. $ Value at September 30, 2021
Credit Suisse International†	640	USD	(4.50	)%*	—	$639,268

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on September 30, 2021.

*	Interest payment due from counterparty.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements on the statements of assets and liabilities is as follows:

	Overnight and Continuous	Up to 30 Days			31-90 Days			Greater than 90 Days			Total
Corporates - Non-Investment Grade	$639,268	$	– 0	–	$	– 0	–	$	– 0	–	$639,268

**	Principal amount less than 500.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At September 30, 2021, the aggregate market value of these securities amounted to $719,905,926 or 64.3% of net assets.

(b)	Defaulted matured security.

(c)	Non-income producing security.

(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(e)	Fair valued by the Adviser.

(f)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at September 30, 2021.

(g)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.53% of net assets as of September 30, 2021, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Carlson Travel, Inc. 6.75%, 12/15/2025	08/18/2020 - 08/21/2020	$561,711	$664,700	0.07%
Carlson Travel, Inc. 10.50%, 03/31/2025	08/18/2020 - 08/21/2020	135,027	143,705	0.00%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2018-7, Class PT 10.903%, 06/15/2043	04/25/2018 - 06/01/2020	65,371	63,976	0.01%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-24, Class PT 10.888%, 08/15/2044	06/27/2019	169,456	174,206	0.02%
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-36, Class PT 13.263%, 10/17/2044	09/04/2019	267,603	271,776	0.02%

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PORTFOLIO OF INVESTMENTS (continued)

144A/Restricted & Illiquid Securities	Acquisition Date	Cost		Market Value		Percentage of Net Assets
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-43, Class PT 6.279%, 11/15/2044	10/09/2019	$116,570		$116,300		0.01%
Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2018-12, Class PT 13.755%, 06/15/2043	06/26/2018	54,268		53,721		0.00%
Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2018-4, Class PT 12.415%, 05/15/2043	05/11/2018 - 03/27/2018	53,111		52,369		0.00%
Consumer Loan Underlying Bond Credit Trust Series 2018-3, Class PT 11.606%, 03/16/2043	03/07/2018	11,763		11,475		0.00%
Diamond Offshore Drilling, Inc.	04/23/2021	475,210		135,975		0.01%
Digicel Group Holdings Ltd. 7.00%, 10/18/2021	11/28/2016 - 04/01/2021	143,344		72,186		0.01%
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024	10/29/2020	– 0	–	– 0	–	0.00%
Exide Technologies (First Lien) 11.00%, 10/31/2024	10/29/2020	– 0	–	– 0	–	0.00%
Fideicomiso PA Pacifico Tres 7.00%, 01/15/2035	03/04/2016	1,965,325		1,900,159		0.17%
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-CH1, Class M2 5.586%, 10/25/2025	09/18/2015	594,430		564,472		0.05%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022	01/31/2017 - 06/30/2021	1,067,999		– 0	–	0.00%
K2016470260 South Africa Ltd. 25.00%, 12/31/2022	01/31/2017	609,165		– 0	–	0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018	05/05/2013 - 02/19/2015	2,295,760		– 0	–	0.00%
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058	01/22/2021	617,379		40,889		0.00%
SoFi Consumer Loan Program LLC Series 2016-1, Class R Zero Coupon, 08/25/2025	07/28/2017	93,085		219,172		0.02%
SoFi Consumer Loan Program LLC Series 2017-3, Class R Zero Coupon, 05/25/2026	05/11/2017	1,107,300		441,000		0.04%
SoFi Consumer Loan Program LLC Series 2017-5, Class R1 Zero Coupon, 09/25/2026	09/18/2017	1,313,468		262,269		0.02%
SoFi Consumer Loan Program Trust Series 2018-1, Class R1 Zero Coupon, 02/25/2027	02/01/2018	1,569,021		395,100		0.04%

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PORTFOLIO OF INVESTMENTS (continued)

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Terraform Global Operating LLC 6.125%, 03/01/2026	02/08/2018	$118,000	$121,349	0.01%
Tonon Luxembourg SA 6.50%, 10/31/2024	05/03/2019 - 10/31/2020	1,205,912	6,243	0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	01/23/2014 - 01/27/2014	2,401,854	40,900	0.00%
Virgolino de Oliveira Finance SA 10.875%, 01/13/2020	06/09/2014	477,418	60,000	0.01%
Virgolino de Oliveira Finance SA 11.75%, 02/09/2022	01/29/2014	838,866	8,100	0.00%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 5.586%, 11/25/2025	09/28/2015 - 02/26/2018	196,303	193,821	0.02%

(h)	Convertible security.

(i)	Defaulted.

(j)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(k)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.

(l)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at September 30, 2021.

(m)	Inverse interest only security.

(n)	IO—Interest Only.

(o)	The stated coupon rate represents the greater of the LIBOR or an alternate base rate such as the CDOR or the LIBOR/CDOR floor rate plus a spread at September 30, 2021.

(p)

This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.

(q)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.

(r)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

(s)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.

(t)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
CHC Group LLC	03/10/2017	$6,645,689	$9,244	0.00%

(u)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(v)	The rate shown represents the 7-day yield as of period end.

(w)	Affiliated investments.

(x)	One contract relates to 1 share.

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PORTFOLIO OF INVESTMENTS (continued)

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

COP – Colombian Peso

EUR – Euro

GBP – Great British Pound

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CDOR – Canadian Dealer Offered Rate

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

EURIBOR – Euro Interbank Offered Rate

H15T – U.S. Treasury Yield Curve Rate T Note Constant Maturity

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES

September 30, 2021 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,110,799,079)	$1,124,234,903
Affiliated issuers (cost $9,653,501)	9,653,501
Cash	427,021
Cash collateral due from broker	11,397,691
Foreign currencies, at value (cost $927,835)	673,950
Unaffiliated dividends and interest receivable	14,194,100
Receivable for terminated credit default swaps	3,508,062
Receivable for investment securities sold	2,265,469
Receivable for newly entered credit default swaps	1,902,311
Unrealized appreciation on forward currency exchange contracts	1,433,533
Market value of credit default swaps (net premiums paid $23,708)	72,419
Receivable for variation margin on futures	35,616
Affiliated dividends receivable	34

Total assets	1,169,798,610

Liabilities
Options written, at value (premiums received $461)	593
Market value of credit default swaps (net premiums received $9,629,941)	27,255,847
Payable for investment securities purchased	13,612,451
Payable for newly entered credit default swaps	3,227,900
Payable for terminated credit default swaps	1,897,529
Advisory fee payable	943,223
Payable for unsettled reverse repurchase agreements	708,547
Payable for reverse repurchase agreements	639,268
Payable for capital gains taxes	589,768
Payable for variation margin on centrally cleared swaps	396,572
Unrealized depreciation on forward currency exchange contracts	226,310
Unrealized depreciation on total return swaps	173,438
Unfunded loan commitments, at value	69,460
Administrative fee payable	15,096
Directors’ fee payable	2,067
Accrued expenses and other liabilities	480,972

Total liabilities	50,239,041

Net Assets	$1,119,559,569

Composition of Net Assets
Capital stock, at par	$862,297
Additional paid-in capital	1,161,906,904
Accumulated loss	(43,209,632)

$1,119,559,569

Net Asset Value Per Share—100 million shares of capital stock authorized, $0.01 par value (based on 86,229,677 shares outstanding)	$12.98

See notes to financial statements.

abfunds.com	ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND | 85

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2021 (unaudited)

Investment Income
Interest	$31,787,297
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $28,500)	536,360
Affiliated issuers	1,912	$32,325,569

Expenses
Advisory fee (see Note B)	5,052,578
Transfer agency	17,066
Custody and accounting	198,467
Printing	101,459
Audit and tax	90,475
Administrative	46,391
Registration fees	42,239
Legal	16,035
Directors’ fees	15,968
Miscellaneous	29,425

Total expenses before interest expense	5,610,103
Interest expense	858

Total expenses	5,610,961
Less: expenses waived and reimbursed by the Adviser (see Note B)	(6,155)

Net expenses		5,604,806

Net investment income		26,720,763

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions		11,908,907 (a)
Forward currency exchange contracts		598,943
Futures		951,844
Swaps		16,964,017
Foreign currency transactions		(3,077,809)
Net change in unrealized appreciation/depreciation on:
Investments		4,993,430 (b)
Forward currency exchange contracts		629,200
Futures		1,781,015
Options written		(132)
Swaps		(10,352,777)
Foreign currency denominated assets and liabilities		57,772

Net gain on investment and foreign currency transactions		24,454,410

Net Increase in Net Assets from Operations		$51,175,173

(a)	Net of foreign realized capital gains taxes of $63,267.

(b)	Net of decrease in accrued foreign capital gains taxes on unrealized gains of $170,355.

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2021 (unaudited)		Year Ended March 31, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income	$26,720,763		$51,181,085
Net realized gain (loss) on investment and foreign currency transactions	27,345,902		(15,528,105)
Net change in unrealized appreciation/depreciation on investments and foreign currency denominated assets and liabilities	(2,891,492)		208,211,515
Contributions from Affiliates (see Note B)	– 0	–	284

Net increase in net assets from operations	51,175,173		243,864,779
Distributions to Shareholders	(33,888,263)		(59,292,215)
Return of Capital	– 0	–	(8,484,311)

Total increase	17,286,910		176,088,253
Net Assets
Beginning of period	1,102,272,659		926,184,406

End of period	$1,119,559,569		$1,102,272,659

See notes to financial statements.

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September 30, 2021 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Global High Income Fund, Inc. (the “Fund”) is incorporated under the laws of the State of Maryland and is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities

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are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund generally values many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable

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and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price

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transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on an exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

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The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2021:

Investments in Securities	Level 1			Level 2		Level 3		Total
Assets:
Corporates – Non-Investment Grade	$	– 0	–	$606,404,425		$204,246	#	$606,608,671
Corporates – Investment Grade		– 0	–	121,661,210		– 0	–	121,661,210
Collateralized Mortgage Obligations		– 0	–	81,858,070		– 0	–	81,858,070
Emerging Markets –Sovereigns		– 0	–	77,252,191		– 0	–	77,252,191
Emerging Markets – Corporate Bonds		– 0	–	51,201,340		6,243	#	51,207,583
Bank Loans		– 0	–	40,648,064		10,038,755		50,686,819
Governments – Treasuries		– 0	–	42,268,010		– 0	–	42,268,010
Collateralized Loan Obligations		– 0	–	22,339,892		– 0	–	22,339,892
Common Stocks		9,662,774		1,406,356		8,938,107	#	20,007,237
Quasi-Sovereigns		– 0	–	13,275,316		– 0	–	13,275,316
Commercial Mortgage-Backed Securities		– 0	–	11,727,866		– 0	–	11,727,866
Asset-Backed Securities		– 0	–	5,739,203		1,317,541		7,056,744
Local Governments – US Municipal Bonds		– 0	–	5,239,538		– 0	–	5,239,538
Preferred Stocks		2,198,232		2,151,915		830,700		5,180,847
Inflation-Linked Securities		– 0	–	2,515,032		– 0	–	2,515,032
Governments – Sovereign Bonds		– 0	–	1,084,081		0	#	1,084,081
Warrants		101,580		– 0	–	478,817	#	580,397
Rights		– 0	–	– 0	–	14,205		14,205
Short-Term Investments:
Investment Companies		9,653,501		– 0	–	– 0	–	9,653,501
Time Deposits		– 0	–	3,671,194		– 0	–	3,671,194

Total Investments in Securities		21,616,087		1,090,443,703		21,828,614		1,133,888,404
Other Financial Instruments*:
Assets
Futures		159,023		– 0	–	– 0	–	159,023	†
Forward Currency Exchange Contracts		– 0	–	1,433,533		– 0	–	1,433,533
Centrally Cleared Credit Default Swaps		– 0	–	20,263,469		– 0	–	20,263,469	†
Credit Default Swaps		– 0	–	72,419		– 0	–	72,419

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Investments in Securities	Level 1		Level 2			Level 3			Total
Liabilities
Futures	$(1,178,267)		$	– 0	–	$	– 0	–	$(1,178,267)†
Forward Currency Exchange Contracts	– 0	–		(226,310)			– 0	–	(226,310)
Currency Options Written	– 0	–		(593)			– 0	–	(593)
Centrally Cleared Credit Default Swaps	– 0	–		(114,887)			– 0	–	(114,887)†
Credit Default Swaps	– 0	–		(27,255,847)			– 0	–	(27,255,847)
Total Return Swaps	– 0	–		(173,438)			– 0	–	(173,438)
Reverse Repurchase Agreements	(639,268)			– 0	–		– 0	–	(639,268)

Total	$19,957,575			$1,084,442,049			$21,828,614		$1,126,228,238

#	The Fund held securities with zero market value at period end.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

†

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non-Investment Grade#			Bank Loans		Emerging Markets - Corporate Bonds#		Common Stocks#
Balance as of 3/31/21		$918,294		$9,461,745		$18,606		$9,271,699
Accrued discounts/ (premiums)		– 0	–	– 0	–	(12,930)		– 0	–
Realized gain (loss)		953		30,337		– 0	–	2,172,009
Change in unrealized appreciation/ depreciation		(8,746)		41,869		(82,900)		696,073
Purchases/Payups		– 0	–	4,276,350		83,467		– 0	–
Sales		(706,255)		(2,654,123)		– 0	–	(3,066,841)
Transfers into Level 3		– 0	–	1,019,788		– 0	–	3,987
Transfers out of Level 3		– 0	–	(2,137,211)		– 0	–	(138,820)

Balance as of 9/30/21		$204,246		$10,038,755		$6,243		$8,938,107

Net change in unrealized appreciation/depreciation from investments held as of 9/30/21**	$	– 0	–	$56,289		$(82,900)		$1,612,698

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	Asset- Backed Securities		Preferred Stocks		Governments - Sovereign Bonds#			Warrants#
Balance as of 3/31/21	$1,355,622		$ – 0	–	$	– 0	–	$378,031
Accrued discounts/ (premiums)	– 0	–	– 0	–		– 0	–	– 0	–
Realized gain (loss)	141,581		– 0	–		– 0	–	– 0	–
Change in unrealized appreciation/ depreciation	28,929		713,900			– 0	–	100,786
Purchases	– 0	–	116,800			– 0	–	– 0	–
Sales/Paydowns	(208,591)		– 0	–		– 0	–	– 0	–
Transfers into Level 3	– 0	–	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–		– 0	–	– 0	–

Balance as of 9/30/21	$1,317,541		$830,700		$	– 0	–	$478,817

Net change in unrealized appreciation/depreciation from investments held as of 9/30/21**	$28,929		$713,900		$	– 0	–	$100,786

	Rights		Total
Balance as of 3/31/21	$11,761		$21,415,758
Accrued discounts/ (premiums)	– 0	–	(12,930)
Realized gain (loss)	– 0	–	2,344,880
Change in unrealized appreciation/ depreciation	2,444		1,492,355
Purchases/Payups	– 0	–	4,476,617
Sales/Paydowns	– 0	–	(6,635,810)
Transfers into Level 3	– 0	–	1,023,775
Transfers out of Level 3	– 0	–	(2,276,031)

Balance as of 9/30/21	$14,205		$21,828,614

Net change in unrealized appreciation/depreciation from investments held as of 9/30/21**	$2,444		$2,432,146

#	The Fund held securities with zero market value that were sold/expired/written off during the reporting period.

**	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation on investments and other financial instruments in the accompanying statement of operations.

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The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at September 30, 2021. Securities priced (i) by third party vendors, (ii) by brokers or (iii) using prior transaction prices, which approximates fair value, are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 9/30/2021			Valuation Technique	Unobservable Input	Input
Corporates – Non-Investment Grade		$204,246		Recovery Analysis	Collateral Value	$85.10
	$	– 0	–	Qualitative Assessment		$0.00

		$204,246

Common Stocks		$2,789,654		Market Approach	NAV Equivalent	$905.10
		$1,318,150		Market Approach	Projected Enterprise Value	$595.3mm to $661.3mm
		$675,107		Market Approach	NAV Equivalent	$964.44
		$894		Market Approach	Last Traded Price	0.03 CAD / NA
		$1		Qualitative Assessment		$0.00
	$	– 0	–	Qualitative Assessment		$0.00
	$	– 0	–	Qualitative Assessment		$0.00

		$4,783,806

Governments – Sovereign Bonds	$	– 0	–	Qualitative Assessment		$0.00
Warrants.		$478,817		Option Pricing Model	Exercise Price	$16.44

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in Collateral Value, NAV Equivalent, Projected Enterprise Value, Last Traded Price and Exercise Price in isolation would be expected to result in a significantly higher (lower) fair value measurement.

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3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts

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as adjustments to interest income. The Fund accounts for distributions received from REIT investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .90% of the Fund’s average weekly net assets. Such fee is accrued daily and paid monthly.

Pursuant to the administration agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser, provided, however, that the reimbursement may not exceed .15% annualized of average weekly net assets. For the six months ended September 30, 2021, the reimbursement for such services amounted to $46,391.

Under the terms of a Shareholder Inquiry Agency Agreement with AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly owned subsidiary of the Adviser, the Fund reimburses ABIS for costs relating to servicing phone inquiries on behalf of the Fund. During the six months ended September 30, 2021, there was no such reimbursement paid to ABIS.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of ..10%) until August 31, 2022. In connection with the investment by the Fund in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended September 30, 2021, such waiver amounted to $6,155.

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NOTES TO FINANCIAL STATEMENTS (continued)

A summary of the Fund’s transactions in AB mutual funds for the six months ended September 30, 2021 is as follows:

Fund	Market Value 3/31/21 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/21 (000)	Dividend Income (000)
Government Money Market Portfolio	$47,718	$132,797	$170,861	$9,654	$2

During the year ended March 31, 2021, the Adviser reimbursed the Fund $284 for trading losses incurred due to a pricing error.

NOTE C

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended September 30, 2021, were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$266,412,698		$216,490,421
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$71,141,696
Gross unrealized depreciation	(74,012,469)

Net unrealized depreciation	$(2,870,773)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging

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purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on forward currency exchange contracts. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the six months ended September 30, 2021, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into futures, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/ counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

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Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the futures. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of futures can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the six months ended September 30, 2021, the Fund held futures for hedging and non-hedging purposes.

•	Option Transactions

For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign securities, including government securities, and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets. Among other things, the Fund may use options transactions for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions” and may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, for hedging and investment purposes.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. The Fund’s maximum payment for written put options equates to the number of shares multiplied by the strike price. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the

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premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

The Fund may also invest in options on swap agreements, also called “swaptions”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium”. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. The Fund’s maximum payment for written put swaptions equates to the notional amount of the underlying swap. In certain circumstances maximum payout amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract.

During the six months ended September 30, 2021, the Fund held written options for hedging and non-hedging purposes.

•	Swaps

The Fund may enter into swaps to hedge its exposure to interest rates, credit risk or currencies. The Fund may also enter into swaps for non-hedging purposes as a means of gaining market exposures including by making direct investments in foreign currencies, as described below under “Currency Transactions” or in order to take a “long” or “short” position with respect to an underlying referenced asset described below under “Total Return Swaps”. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Fund in accordance with the terms of the respective swaps to provide value and recourse to the Fund or its counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

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Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Fund accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/ depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Fund enters into a centrally cleared swap, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less

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than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Fund may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended September 30, 2021, the Fund held interest rate swaps for hedging and non-hedging purposes.

Credit Default Swaps:

The Fund may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Fund, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Fund may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Fund receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the

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swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same referenced obligation with the same counterparty.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Fund is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Fund.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/ performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended September 30, 2021, the Fund held credit default swaps for hedging and non-hedging purposes.

Total Return Swaps:

The Fund may enter into total return swaps in order to take a “long” or “short” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty.

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During the six months ended September 30, 2021, the Fund held total return swaps for non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

The Fund’s ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s OTC counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

During the six months ended September 30, 2021, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on futures	$159,023	*	Receivable/Payable for variation margin on futures	$1,178,267	*

Foreign currency contracts	Unrealized appreciation on forward currency exchange contracts	1,433,533		Unrealized depreciation on forward currency exchange contracts	226,310

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	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Foreign currency contracts				Options written, at value	$593

Credit contracts	Market value of credit default swaps	$72,419		Market value of credit default swaps	27,255,847

Credit contracts	Receivable for variation margin on centrally cleared swaps	1,634,639	*	Payable for variation margin on centrally cleared swaps	378,450	*

Credit contracts				Unrealized depreciation on total return swaps	173,438

Total		$3,299,614			$29,212,905

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/depreciation on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives		Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation/ depreciation on swaps	$(427,362)		$239,666

Interest rate contracts	Net realized gain/(loss) on futures; Net change in unrealized appreciation/ depreciation on futures	951,844		1,781,015

Foreign currency contracts	Net realized gain/(loss) on forward currency exchange contracts; Net change in unrealized appreciation/depreciation on forward currency exchange contracts	598,943		629,200

Foreign currency contracts	Net realized gain/(loss) on options written; Net change in unrealized appreciation/depreciation on options written	– 0	–	(132)

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)

Credit contracts	Net realized gain/(loss) on swaps; Net change in unrealized appreciation/depreciation on swaps	$17,391,379	$(10,592,443)

Total		$18,514,804	$(7,942,694)

The following table represents the average monthly volume of the Fund’s derivative transactions during the six months ended September 30, 2021:

Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts		$59,086,962	(a)
Average notional amount of sale contracts		$245,221,505

Centrally Cleared Interest Rate Swaps
Average notional amount		$45,232,516	(b)

Credit Default Swaps:
Average notional amount of buy contracts	$	– 0	–
Average notional amount of sale contracts		$74,311,969

Forward Currency Exchange Contracts:
Average principal amount of buy contracts		$17,401,873
Average principal amount of sale contracts		$82,064,903

Futures:
Average notional amount of buy contracts		$79,865,766
Average notional amount of sale contracts		$23,114,962

Total Return Swaps:
Average notional amount		$10,595,445

Options Written:
Average notional amount		$298,716	(b)

(a)	Positions were open for two months during the reporting period.

(b)	Positions were open for one month during the reporting period.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following table presents the Fund’s derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of September 30, 2021. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

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Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*			Security Collateral Received*			Net Amount of Derivative Assets
Bank of America, NA.	$1,121	$(523)	$	– 0	–	$	– 0	–	$598
Barclays Bank PLC	313	(80)		– 0	–		– 0	–	233
BNP Paribas SA	1,164	(1,164)		– 0	–		– 0	–	– 0	–
Brown Brothers Harriman & Co.	33,287	(33,287)		– 0	–		– 0	–	– 0	–
Citibank, NA/ Citigroup Global Markets, Inc.	4,274	(4,274)		– 0	–		– 0	–	– 0	–
Credit Suisse International	12,614	(12,614)		– 0	–		– 0	–	– 0	–
Deutsche Bank AG	94	(94)		– 0	–		– 0	–	– 0	–
Goldman Sachs Bank USA/ Goldman Sachs International	151,820	(151,820)		– 0	–		– 0	–	– 0	–
HSBC Bank USA	18	(18)		– 0	–		– 0	–	– 0	–
JPMorgan Chase Bank, NA/ JPMorgan Securities, LLC	27,860	(27,860)		– 0	–		– 0	–	– 0	–
Morgan Stanley Capital Services LLC/ Morgan Stanley & Co. International PLC	273	(273)		– 0	–		– 0	–	– 0	–
Royal Bank of Scotland PLC	751	(429)		– 0	–		– 0	–	322
Standard Chartered Bank	570	(338)		– 0	–		– 0	–	232
UBS AG	1,271,793	(36)		– 0	–		– 0	–	1,271,757

Total	$1,505,952	$(232,810)	$	– 0	–	$	– 0	–	$1,273,142	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Bank of America, NA.	$523	$(523)	$	– 0	–	$	– 0	–	$ – 0	–
Barclays Bank PLC	80	(80)		– 0	–		– 0	–	– 0	–
BNP Paribas SA	2,124	(1,164)		– 0	–		– 0	–	960
Brown Brothers Harriman & Co.	94,273	(33,287)		– 0	–		– 0	–	60,986
Citibank, NA/ Citigroup Global Markets, Inc.	278,690	(4,274)		– 0	–		(274,416)		– 0	–
Credit Suisse International	2,165,461	(12,614)		– 0	–		(2,152,847)		– 0	–
Deutsche Bank AG	176,730	(94)		– 0	–		– 0	–	176,636
Goldman Sachs Bank USA / Goldman Sachs International	17,117,718	(151,820)		(4,420,000)			(12,545,898)		– 0	–
HSBC Bank USA	175	(18)		– 0	–		– 0	–	157
JPMorgan Chase Bank, NA/ JPMorgan Securities, LLC	5,330,641	(27,860)		– 0	–		(5,302,781)		– 0	–

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Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged*		Security Collateral Pledged*		Net Amount of Derivative Liabilities
Morgan Stanley Capital Services LLC/ Morgan Stanley & Co. International PLC	$2,488,970	$(273)	$(120,000)		$(2,368,697)		$	– 0	–
Royal Bank of Scotland PLC.	429	(429)	– 0	–	– 0	–		– 0	–
Standard Chartered Bank	338	(338)	– 0	–	– 0	–		– 0	–
UBS AG	36	(36)	– 0	–	– 0	–		– 0	–

Total	$27,656,188	$(232,810)	$(4,540,000)		$(22,644,639)			$238,739	^

*	The actual collateral received/pledged may be more than the amount reported due to overcollateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

See Note C.3 for additional disclosure of netting arrangements regarding reverse repurchase agreements.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

3. Reverse Repurchase Agreements

The Fund may enter into reverse repurchase transactions (“RVP”) in accordance with the terms of a Master Repurchase Agreement (“MRA”), under which the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value comparable to the repurchase price. Under the MRA and other Master Agreements, the Fund is permitted to offset payables and/or receivables with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund in the event of a default. In the event of a default by a MRA

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counterparty, the Fund may be considered an unsecured creditor with respect to any excess collateral (collateral with a market value in excess of the repurchase price) held by and/or posted to the counterparty, and as such the return of such excess collateral may be delayed or denied. For the six months ended September 30, 2021, the average amount of reverse repurchase agreements outstanding was $936,823 and the daily weighted average interest rate was (0.98)%. During the period, the Fund received net interest payments from counterparties. At September 30, 2021, the Fund had reverse repurchase agreements outstanding in the amount of $639,268 as reported in the statement of assets and liabilities.

The following table presents the Fund’s RVP liabilities by counterparty net of the related collateral pledged by the Fund as of September 30, 2021:

Counterparty	RVP Liabilities Subject to a MRA	Securities Collateral Pledged†*	Net Amount of RVP Liabilities
Credit Suisse International	$639,268	$(639,268)	$	– 0	–

†	Including accrued interest.

*	The actual collateral pledged may be more than the amount reported due to overcollateralization.

4. Loan Participations and Assignments

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers, either in the form of participations at the time the loan is originated (“Participations”) or by buying an interest in the loan in the secondary market from a financial institution or institutional investor (“Assignments”). A loan is often administered by a bank or other financial institution (the “Lender”) that acts as agent for all holders. The agent administers the terms of the loan as specified in the loan agreement. When investing in Participations, the Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. In addition, when investing in Participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender and only upon receipt of payments by the Lender from the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender. When the Fund purchases Assignments from Lenders, it will typically acquire direct rights against the borrower on the loan. These loans may include participations in “bridge loans”, which are loans taken out by borrowers for a short period (typically less than six months) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high-yield bonds issued for the purpose of acquisitions. The Fund may also participate in unfunded loan commitments, which are contractual obligations for investing in future Participations, and may receive a commitment fee based on the amount of the commitment. Under these arrangements, the Fund may receive a fixed

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rate commitment fee and, if and to the extent the borrower borrows under the facility, the Fund may receive an additional funding fee.

Unfunded loan commitments and funded loans are marked to market daily.

As of September 30, 2021, the Fund had the following unfunded loan commitment which could be extended at the option of borrower pursuant to the respective loan agreement. The unrealized appreciation on such loan was $1,125.

Borrower	Unfunded Loan Participation Commitment	Funded
Jones DesLauriers Insurance Management, Inc. 2021 Delayed Draw Term Loan (Second Lien)	$121,400	$	– 0	–

As of September 30, 2021, the Fund had no bridge loan commitments outstanding.

During the six months ended September 30, 2021, the Fund received no commitment fees or additional funding fees.

NOTE D

Capital Stock

During the six months ended September 30, 2021 and the year ended March 31, 2021, the Fund issued no shares in connection with the Fund’s dividend reinvestment plan.

NOTE E

Risks Involved in Investing in the Fund

Market Risk—The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Global economies and financial markets are increasingly interconnected, which increases the probabilities that conditions in one country or region might adversely impact issuers in a different country or region. Conditions affecting the general economy, including political, social, or economic instability at the local, regional, or global level may also affect the market value of a security. Health crises, such as pandemic and epidemic diseases, as well as other incidents that interrupt the expected course of events, such as natural disasters, including fires, earthquakes and flooding, war or civil disturbance, acts of terrorism, power outages and other unforeseeable and external events, and the public response to or fear of such diseases or events, have had, and may in the future have, an adverse effect on the Fund’s investments and net asset value and can lead to

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increased market volatility. For example, the diseases or events themselves or any preventative or protective actions that governments may take in respect of such diseases or events may result in periods of business disruption, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the Fund’s portfolio companies. The occurrence and pendency of such diseases or events could adversely affect the economies and financial markets either in specific countries or worldwide.

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. The current historically low interest rate environment heightens the risks associated with rising interest rates.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Below Investment-Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments and negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

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Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

Emerging-Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Mortgage-Related and/or Other Asset-Backed Securities Risk—Investments in mortgage-related and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by non-governmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

Leverage Risk—When the Fund borrows money or otherwise leverages its investments, its performance may be volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase arrangements, forward currency exchange contracts, forward commitments, dollar rolls or futures contracts or by borrowing money. The use of other types of derivative instruments by the Fund, such as forwards, futures, options and swaps, may also result in a form of leverage.

Leverage may result in higher returns to the Fund than if the Fund were not leveraged, but may also adversely affect returns, particularly if the market is declining. The risks of leverage also include potentially a higher volatility of the NAV of the Fund’s shares of common stock, potentially more volatility in the market value of the common stock and the relatively greater effect of changes in the value of the Fund’s portfolio on the NAV of the shares of common stock caused by the favorable or adverse changes in market conditions or currency exchange rates. In addition, changes in the interest rate environment can increase or decrease shareholder returns. The Fund maintains asset coverage of at least 300% with respect to borrowings.

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NOTES TO FINANCIAL STATEMENTS (continued)

To the extent that the current interest rate on the Fund’s indebtedness approaches the net return on the leveraged portion of the Fund’s investment portfolio, then the benefit to the shareholders will be reduced. If the rate on indebtedness were to exceed the net return on the same portion of the portfolio, then this would result in a lower rate of return for the shareholders. Similarly, the use of leverage in a declining market can advance the decrease of the Fund’s NAV more so than if the Fund were not leveraged, which would likely be reflected in a greater decline in the market price for shares of common stock than if the Fund were not leveraged. In extreme cases, if the Fund’s current investment income were not sufficient to meet interest payments on indebtedness or if the Fund failed to maintain the asset coverage required by the 1940 Act, then it could be necessary for the Fund to liquidate certain investments at a time when it may be disadvantageous to do so.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be difficult to price, or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected in the statement of assets and liabilities.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Fund shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

LIBOR Risk—The Fund may invest in debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. The United Kingdom Financial Conduct Authority, which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. Although widely used LIBOR rates are intended to be published until June 2023, banks are strongly encouraged to cease entering into agreements with counterparties referencing LIBOR by the end of 2021. Although financial regulators and industry working groups have suggested alternative reference rates, such as the European Interbank Offer Rate (“EURIBOR”), the Sterling Overnight Interbank Average Rate (“SONIA”) and the Secured Overnight Financing Rate (“SOFR”), global consensus on alternative rates is lacking and the process

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NOTES TO FINANCIAL STATEMENTS (continued)

for amending existing contracts or instruments to transition away from LIBOR is underway but remains incomplete. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Fund’s performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, potentially adversely affecting the Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

Management Risk—The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

NOTE F

Distributions to Shareholders

The tax character of distributions paid for the year ending March 31, 2022 will be determined at the end of the current fiscal year.

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NOTES TO FINANCIAL STATEMENTS (continued)

The tax character of distributions paid during the fiscal years ended March 31, 2021 and March 31, 2020 were as follows:

	2021	2020
Distributions paid from:
Ordinary income	$59,292,215	$64,694,299

Total taxable distributions paid	$59,292,215	$64,694,299
Return of Capital	8,484,311	3,461,637

Total distributions paid	$67,776,526	$68,155,936

As of March 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses	$(54,148,048	)(a)
Unrealized appreciation/(depreciation)	8,367,248	(b)

Total accumulated earnings/(deficit)	$(45,780,800	)(c)

(a)	As of March 31, 2021, the Fund had a net capital loss carryforward of $54,145,462. As of March 31, 2021, the cumulative deferred loss on straddles was $2,586.

(b)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the recognition for tax purposes of unrealized gains/losses on certain derivative instruments, the tax treatment of passive foreign investment companies (PFICs), the tax treatment of hyper-inflationary currency contracts, the tax treatment of Grantor Trusts, the tax treatment of swaps, the tax deferral of losses on wash sales, the tax treatment of partnership investments, and the tax treatment of callable bonds.

(c)

The differences between book-basis and tax-basis components of accumulated earnings/(deficit) are attributable primarily to the accrual of foreign capital gains tax and the tax treatment of defaulted securities.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of March 31, 2021, the Fund had a net short-term capital loss carryforward of $11,488,751 and a net long-term capital loss carryforward of $42,656,711, which may be carried forward for an indefinite period.

NOTE G

Recent Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2020-04, “Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” ASU 2020-04 provides optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates. ASU 2020-04 is effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE H

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

Six Months Ended September 30, 2021 (unaudited)	Year Ended March 31,
2021	2020	2019	2018	2017

Net asset value, beginning of period	$ 12.78	$ 10.74	$ 12.95	$ 13.56	$ 13.87	$ 12.64

Income From Investment Operations

Net investment income(a)	.31	.59	.67	.75	.83	.82

Net realized and unrealized gain (loss) on investment and foreign currency transactions	.28	2.24	(2.09)	(.52)	(.30)	1.36

Contributions from Affiliates	– 0	–	.00	(b)	.00	(b)	.00	(b)	– 0	–	.00	(b)

Net increase (decrease) in net asset value from operations	.59	2.83	(1.42)	.23	.53	2.18

Less: Dividends and Distributions

Dividends from net investment income	(.39)	(.69)	(.75)	(.75)	(.83)	(.95)

Return of capital	– 0	–	(.10)	(.04)	(.09)	(.01)	– 0	–

Total dividends and distributions	(.39)	(.79)	(.79)	(.84)	(.84)	(.95)

Net asset value, end of period	$ 12.98	$ 12.78	$ 10.74	$ 12.95	$ 13.56	$ 13.87

Market value, end of period	$ 12.27	$ 11.85	$ 9.26	$ 11.59	$ 11.89	$ 12.58

Premium/(Discount), end of period	(5.47)%	(7.28)%	(13.78)%	(10.50)%	(12.32)%	(9.30)%

Total Return

Total investment return based on:(c)

Market value	6.92%	37.57%	(14.43)%	4.91%	.95%	16.47%

Net asset value	4.88%	27.92%	(11.18)%	2.78%	4.42%	18.46%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,119,560	$1,102,273	$926,184	$1,116,970	$1,169,161	$1,195,920

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)(e)†	1.00	%(f)	1.02%	1.00%	1.04%	1.05%	1.04%

Expenses, before waivers/reimbursements(d)(e)†	1.00	%(f)	1.02%	1.01%	1.05%	1.05%	1.04%

Net investment income	4.76	%(f)	4.88%	5.16%	5.72%	5.99%	6.14%

Portfolio turnover rate	20%	51%	32%	40%	34%	48%

† Expense ratios exclude the estimated acquired fund fees of affiliated/unaffiliated underlying
portfolios	.01%	.01%	.00%	.00%	.01%	.00%

See footnote summary on page 119.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share of Capital Stock Outstanding Throughout Each Period

(a)	Based on average shares outstanding.

(b)	Amount is less than $0.005.

(c)

Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s Dividend Reinvestment Plan. Generally, Total investment return based on net asset value will be higher than total investment return based on market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods. Total investment return calculated for a period of less than one year is not annualized.

(d)	The expense ratios presented below exclude interest expense:

	Six Months Ended September 30, 2021 (unaudited)(f)	Year Ended March 31,
		2021	2020	2019	2018	2017

Net of waivers/reimbursements	1.00%	1.02%	.99%	.99%	.99%	.99%

Before waivers/reimbursements	1.00%	1.02%	1.00%	1.00%	.99%	.99%

(e)

In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses but bears proportionate shares of the acquired fund fees and expenses (i.e. operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the years ended March 31, 2020 and March 31, 2019, such waiver amounted to 0.01% and 0.01%, respectively.

(f)	Annualized.

See notes to financial statements.

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ADDITIONAL INFORMATION

(unaudited)

AllianceBernstein Global High Income Fund

Shareholders whose shares are registered in their own names will automatically be participants in the Dividend Reinvestment Plan (the “Plan”), pursuant to which distributions to shareholders will be paid in or reinvested in additional shares of the Fund, unless they elect to receive cash. Computershare Trust Company N.A. (the “Agent”) will act as agent for participants under the Plan. Shareholders whose shares are held in the name of a broker or nominee should contact such broker or nominee to determine whether or how they may participate in the Plan.

If the Board declares a distribution payable either in shares or in cash, as holders of the Common Stock may have elected, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares of Common Stock of the Fund valued as follows:

(i)

If the shares of Common Stock are trading at net asset value or at a premium above net asset value at the time of valuation, the Fund will issue new shares at the greater of net asset value or 95% of the then current market price.

(ii)

If the shares of Common Stock are trading at a discount from net asset value at the time of valuation, the Agent will receive the distribution in cash and apply it to the purchase of the Fund’s shares of Common Stock in the open market on the New York Stock Exchange or elsewhere, for the participants’ accounts. Such purchases will be made on or shortly after the payment date for such distribution and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with Federal securities laws. If, before the Agent has completed its purchases, the market price exceeds the net asset value of a share of Common Stock, the average purchase price per share paid by the Agent may exceed the net asset value of the Fund’s shares of Common Stock, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund.

The Agent will maintain all shareholders’ accounts in the Plan and furnish written confirmation of all transactions in the account, including information needed by shareholders for tax records. Shares in the account of each Plan participant will be held by the Agent in non-certificate form in the name of the participant, and each shareholder’s proxy will include those shares purchased or received pursuant to the Plan.

There will be no charges with respect to shares issued directly by the Fund to satisfy the dividend reinvestment requirements. However, each participant

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ADDITIONAL INFORMATION (continued)

will pay a pro rata share of brokerage commissions incurred with respect to the Agent’s open market purchases of shares.

The automatic reinvestment of distributions will not relieve participants of any income taxes that may be payable (or required to be withheld) on distributions.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to participants in the Plan at least 90 days before the record date for such dividend or distribution. The Plan may also be amended or terminated by the Agent on at least 90 days written notice to participants in the Plan. All correspondence concerning the Plan should be directed to the Agent at Computershare Trust Company N.A., P.O. Box 30170 College Point, TX 77842-3170.

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BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman Jorge A. Bermudez(1) Michael J. Downey(1) Onur Erzan, President and Chief Executive Officer	Nancy P. Jacklin(1) Jeanette W. Loeb(1) Carol C. McMullen(1) Garry L. Moody(1)

OFFICERS

Christian DiClementi(2), Vice President Gershon M. Distenfeld(2), Vice President Matthew S. Sheridan(2), Vice President Fahd Malik(2), Vice President	Emilie D. Wrapp, Secretary Michael B. Reyes, Senior Analyst Joseph J. Mantineo, Treasurer and Chief Financial Officer Stephen M. Woetzel, Controller Vincent S. Noto, Chief Compliance Officer

Administrator

AllianceBernstein, L.P.

501 Commerce Street

Nashville, TN 37203

Custodian and Accounting Agent

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Dividend Paying Agent,

Transfer Agent and Registrar

Computershare Trust Company, N.A.

P.O. Box 505000

Louisville, KY 40233

Independent Registered Public Accounting Firm Ernst & Young LLP One Manhattan West New York, NY 10001 Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

2

The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Adviser’s Global High Income Investment Team. While all members of the team work jointly to determine the majority of the investment strategy including stock selection for the Fund, Messrs. DiClementi, Distenfeld, Malik and Sheridan, members of the Global High Income Investment Team, are primarily responsible for the day-to-day management of the Fund’s portfolio.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase from time to time at market prices shares of its Common Stock in the open market.

This report, including the financial statements herein, is transmitted to the shareholders of AllianceBernstein Global High Income Fund for their information. The financial information included herein is taken from the records of the Fund. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Annual Certifications—As required, on April 8, 2021, the Fund submitted to the New York Stock Exchange (“NYSE”) the annual certification of the Fund’s Chief Executive Officer certifying that he is not aware of any violation of the NYSE’s Corporate Governance listing standards. The Fund also has included the certifications of the Fund’s Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act of 2002 as exhibits to the Fund’s Form N-CSR filed with the Securities and Exchange Commission for the reporting period.

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Information Regarding the Review and Approval of the Fund’s Advisory and Administration Agreements

The disinterested directors (the “directors”) of AllianceBernstein Global High Income Fund, Inc. (the “Fund”) unanimously approved the continuance of the Fund’s Advisory Agreement with the Adviser and the continuance of the Fund’s Administration Agreement with the Adviser (in such capacity, the “Administrator”) at a meeting held by video conference on November 3-5, 2020 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement and the Administration Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement and Administration Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Analyst for the Fund. The directors also discussed the proposed continuance in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Fund and the money market fund advised by the Adviser in which the Fund invests a portion of its assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the Administrator to provide administrative services to the Fund and the overall arrangements (i) between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee and (ii) between the Fund and the Administrator, as provided in the Administration Agreement, including the administration fee, were fair and

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reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement and by the Administrator under the Administration Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund and the resources the Administrator has devoted to providing services to the Fund. The directors noted that the Adviser from time to time reviews the Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors noted that the Adviser receives reimbursements for certain clerical, accounting, administrative and other services provided to the Fund by the Adviser pursuant to the Administration Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement and the Administration Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of the Fund to the Adviser (including in its capacity as Administrator) for calendar years 2018 and 2019 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiary that provides shareholder services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes. The directors concluded that the Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

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Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund and the money market fund advised by the Adviser in which the Fund invests, including, but not limited to, benefits relating to shareholder servicing fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the Fund’s performance against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing the Fund’s performance against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended July 31, 2020. Based on their review, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the management fee rate payable by the Fund (the combined advisory fee payable to the Adviser and administration fee payable to the Administrator) and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as the Fund. They compared the combined advisory and administration fees payable by the Fund to the advisory fees of other funds where there is no separate administrator. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared the Fund’s contractual total management fee rate (the combined advisory fee payable to the Adviser plus the administration fee payable to the Administrator) with a peer group median. The directors noted that the total management fee rate was expressed as a percentage of net assets and would have been lower if expressed as a percentage of average total assets (i.e., net assets plus assets supported by leverage).

The directors also compared the Fund’s contractual advisory fee rate with the fee rate charged by the Adviser for advising an open-end high income fund that also invested globally, and noted historical differences in their fee structures.

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The Adviser informed the directors that there were no institutional products managed by the Adviser that utilize investment strategies similar to those of the Fund.

In connection with their review of the Fund’s advisory fee, the directors also considered the total expense ratio of the Fund in comparison to a peer group selected by the 15(c) service provider. The expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

Economies of Scale

The advisory fee schedule for the Fund does not contain breakpoints that reduce the fee rates on assets above specified levels. The directors considered that the Fund is a closed-end fixed-income fund and was not expected to have meaningful asset growth (absent a rights offering or an acquisition). In such circumstances, the directors did not view the potential for realization of economies of scale as the Fund’s assets grow to be a material factor in their deliberations. They noted that, if the Fund’s net assets were to increase materially, they would review whether potential economies of scale were being realized.

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This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

CORE

Core Opportunities Fund

Select US Equity Portfolio

Sustainable US Thematic Portfolio1

GROWTH

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

CORE

Global Core Equity Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

GROWTH

Concentrated International Growth Portfolio

Sustainable International Thematic Fund

VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Opportunities Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

Global Bond Fund

High Income Fund

High Yield Portfolio1

Income Fund

Intermediate Duration Portfolio

Limited Duration High Income Portfolio

Short Duration Income Portfolio

Short Duration Portfolio

Sustainable Thematic Credit Portfolio

Total Return Bond Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio

CLOSED-END FUNDS

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1	Prior to August 23, 2021, Sustainable US Thematic Portfolio was named FlexFee™ US Thematic Portfolio. Prior to April 30, 2021, High Yield Portfolio was named FlexFee™ High Yield Portfolio.

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Privacy Notice

AllianceBernstein and its affiliates (collectively referred to as “AllianceBernstein”, “we”, “our”, and similar pronouns) understand the importance of maintaining the confidentiality and security of our clients’ nonpublic personal information. Nonpublic personal information is personally identifiable financial information about our clients who are natural persons. To provide financial products and services to our clients, we collect nonpublic personal information from a variety of sources, including: (1) information we receive from clients, such as through applications or other forms, which can include a client’s name, address, phone number, social security number, assets, income and other household information, (2) information about client transactions with us, our affiliates and non-affiliated third parties, which can include account balances and transactions history, and (3) information from visitors to our websites provided through online forms, site visitorship data and online information-collecting devices known as “cookies.”

We may disclose all of the nonpublic personal information that we collect about our current and former clients, as described above, to non-affiliated third parties to manage our business and as otherwise required or permitted by law, including those that perform transaction processing or servicing functions, marketing services providers that provide marketing services on our behalf pursuant to a joint marketing agreement, and professional services firms that provide knowledge-based services such as accountants, consultants, lawyers and auditors to help manage client accounts. We require all the third-party providers to adhere to our privacy policy or a functional equivalent.

We may also disclose the nonpublic personal information that we collect about current and former clients, as described above, to our affiliated investment, brokerage, service and insurance companies for the purpose of marketing their products or services to clients under circumstances that are permitted by law, such as if our affiliate has its own relationship with you. We have policies and procedures to ensure that certain conditions are met before an AllianceBernstein affiliated company may use information obtained from another affiliate to solicit clients for marketing purposes.

We will also use nonpublic personal information about our clients for our own internal analysis, analytics, research and development, and to improve and add to our client offerings.

We have policies and procedures designed to safeguard the confidentiality and security of nonpublic personal information about our clients that include restricting access to nonpublic personal information to personnel that have been screened and undergone security and privacy training; to personnel who need it to perform their work functions such as our operations, customer service, account management, finance, quality, vendor management and compliance teams as required to provide services, communicate with you and fulfill our legal obligations.

We employ reasonably designed physical, electronic and procedural safeguards to secure and protect client nonpublic personal information.

If you are in the European Economic Area (“EEA”) or Switzerland, we will comply with applicable legal requirements providing adequate protection for the transfer of personal information to recipients in countries outside of the EEA and Switzerland.

For more information, our Privacy Policy statement can be viewed here: https://www.alliancebernstein.com/abcom/Privacy_Terms/PrivacyPolicy.htm.

ALLIANCEBERNSTEIN GLOBAL HIGH INCOME FUND

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

GHI-0152-0921

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 12(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent directors Garry L. Moody, Marshall C. Turner, Jr. and Jorge A. Bermudez qualify as audit committee financial experts.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The registrant did not engage in securities lending during its most recent fiscal year.

ITEM 13. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global High Income Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date: November 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date: November 26, 2021

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: November 26, 2021